UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Arizona Municipal
Money Market Fund

May 31, 2008

1.802202.104

SPZ-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Arizona - 98.3%
Arizona Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1097, 1.66% (Liquidity Facility Bank of America NA) (b)(d)	$ 6,700,000	$ 6,700,000
Series MS 06 1782, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	20,045,000	20,045,000
(Banner Health Proj.) Series 2005 A, 1.95% (MBIA Insured), VRDN (b)	4,990,000	4,990,000
(Catholic Healthcare West Proj.) Series 2008 D, 1.52%, LOC Bank of America NA, VRDN (b)	3,900,000	3,900,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 1.85%, LOC JPMorgan Chase Bank, VRDN (b)	1,925,000	1,925,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
Arizona School Facilities Board Rev.:
Bonds:
(State School Impt. Proj.) 5.25% 7/1/08	7,430,000	7,440,124
5% 7/1/08	3,575,000	3,579,721
Participating VRDN Series MS 00 497, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	1,001,000	1,001,000
Arizona Sports and Tourism Auth. Rev. (Multipurpose Stadium Facility Proj.) Series 2008, 1.65%, LOC Allied Irish Banks PLC, VRDN (b)	5,000,000	5,000,000
Arizona State Univ. Revs. Bonds 5% 7/1/08 (FSA Insured)	1,000,000	1,001,050
Arizona Trans. Board Hwy. Rev. Participating VRDN:
Series MS 2545, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	6,380,000	6,380,000
Series ROC II R 8097, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,900,000	3,900,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.75%, LOC Bank of America NA, VRDN (b)(c)	2,420,000	2,420,000
Chandler Gen. Oblig. Bonds 4% 7/1/08	1,875,000	1,878,678
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.81%, LOC KeyBank NA, VRDN (b)(c)	1,845,000	1,845,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.6%, tender 9/1/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(c)	3,800,000	3,800,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.45%, LOC KBC Bank NV, VRDN (b)(c)	31,190,000	31,190,002
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.81%, LOC KeyBank NA, VRDN (b)(c)	$ 2,100,000	$ 2,100,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 1.64%, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Glendale Trans. Excise Tax Rev. Bonds 5% 7/1/08 (MBIA Insured)	3,575,000	3,579,565
Maricopa County & Phoenx Indl. Dev. Auth. Participating VRDN Series Putters 2198, 1.97% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,610,000	3,610,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.73%, LOC Fannie Mae, VRDN (b)(c)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 1.71%, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(c)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(c)	7,700,000	7,700,000
(San Lucas Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(c)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 1.85%, LOC Fannie Mae, VRDN (b)(c)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(c)	1,300,000	1,300,000
(San Remo Apts. Proj.) 1.85%, LOC Fannie Mae, VRDN (b)(c)	10,700,000	10,700,000
(Village Square Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 2% tender 7/10/08, CP mode (c)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,000,000	1,000,000
Maricopa County Peoria Unified School District #11 Bonds 5% 7/1/08 (FSA Insured)	1,420,000	1,421,467
Mesa Muni. Dev. Corp. Bonds Series 1996 A:
1.46% tender 6/2/08, LOC WestLB AG, CP mode	4,550,000	4,550,000
1.5% tender 6/2/08, LOC WestLB AG, CP mode	545,000	545,000
Phoenix & Pima County Participating VRDN Series 06 P55U, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,400,000	5,400,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P29U, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	$ 6,005,000	$ 6,005,000
Series Putters 2364, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,935,000	2,935,000
Series ROC II R 10017, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	3,300,000	3,300,000
Series ROC II R 10215, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	2,965,000	2,965,000
Series ROC II R 10216, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	3,275,000	3,275,000
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 4% 7/1/09 (a)(c)	5,430,000	5,498,798
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 1.7%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	30,000,000	30,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Bonds Series B, 5% 7/1/08	4,370,000	4,374,747
(Phoenix Wtr. Sys. Rev. Proj.) Series 2004 A, 2% (MBIA Insured), VRDN (b)	3,700,000	3,700,000
Series 2007 A, 2% 6/5/08, LOC Dexia Cr. Local de France, CP	3,600,000	3,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 1.69% (Liquidity Facility Citibank NA) (b)(d)	2,000,000	2,000,000
Series MS 1122, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	6,000,000	6,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 1.72%, LOC Bank of America NA, VRDN (b)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 1.85%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (b)(c)	700,000	700,000
(Laura Dozer Ctr. Proj.) 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	800,000	800,000
(Phoenix Expansion Proj.) 2.6%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,230,000	2,230,000
(Plastican Proj.) Series 1997, 1.75%, LOC Bank of America NA, VRDN (b)(c)	2,060,000	2,060,000
(Swift Aviation Svcs., Inc. Proj.) 1.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,910,000	4,910,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series A, 2.6888% 8/1/08 (b)(c)	$ 13,192,727	$ 13,192,727
Participating VRDN:
Series Merlots 07 E3, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,825,000	2,825,000
Series Putters 2363, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,930,000	2,930,000
Pima County Gen. Oblig. Bonds 2.5% 7/1/08 (FSA Insured)	10,000,000	10,007,648
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	1,500,000	1,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 1.71%, LOC Fannie Mae, VRDN (b)(c)	6,000,000	6,000,000
Pima County Unified School District #1 Tucson Bonds (Proj. of 2004) Series C, 4% 7/1/08	2,125,000	2,125,586
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series A, 5% 1/1/09	2,000,000	2,035,061
Series C, 6.5% 1/1/09	4,000,000	4,108,616
Participating VRDN:
Series BA 08 1095, 1.66% (Liquidity Facility Bank of America NA) (b)(d)	1,000,000	1,000,000
Series BBT 08 09, 1.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	2,000,000	2,000,000
Series EGL 06 0141, 1.61% (Liquidity Facility Citibank NA) (b)(d)	6,700,000	6,700,000
Series EGL 06 14 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(d)	1,400,000	1,400,000
Series PT 1512, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,465,000	2,465,000
Series Putters 2658, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,825,000	1,825,000
Series B:
1.65% 6/6/08, CP	1,000,000	1,000,000
1.95% 8/12/08, CP	6,000,000	6,000,000
Series C:
1.95% 8/12/08, CP	2,000,000	2,000,000
2% 7/7/08, CP	4,000,000	4,000,000
2.1% 6/5/08, CP	3,700,000	3,700,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series ROC II R 11258, 1.62% (Liquidity Facility Citibank NA) (b)(d)	2,895,000	2,895,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN: - continued
Series ROC II R 11260, 1.6% (Liquidity Facility Citibank NA) (b)(d)	$ 3,600,000	$ 3,600,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 1.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 1.51% (FSA Insured), VRDN (b)	3,650,000	3,650,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	5,746,000	5,746,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 1.72%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,000,000	4,000,000
Tempe Transit Excise Tax Rev. 1.65% (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,600,000	6,600,000
Tempe Union High School District #213 Bonds 7% 7/1/08	4,200,000	4,211,776
Yuma Muni. Property Corp. Rev. Bonds:
Series B, 5% 7/1/08	1,450,000	1,451,934
Series D, 4.25% 7/1/08	2,880,000	2,882,102
		387,506,277
Puerto Rico - 1.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	5,500,000	5,507,385
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $393,013,662)		393,013,662
NET OTHER ASSETS - 0.3%		1,333,174
NET ASSETS - 100%		$ 394,346,836
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 49,345
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $393,013,662.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Municipal
Money Market Fund

May 31, 2008

1.802203.104

TEM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Alabama Gen. Oblig. Bonds Series A, 5% 8/1/08 (FSA Insured)	$ 10,135	$ 10,156
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(ChapelRidge Apts. Proj.) Series E, 1.86%, LOC Wachovia Bank NA, VRDN (b)(e)	11,000	11,000
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1.86%, LOC Wachovia Bank NA, VRDN (b)(e)	7,325	7,325
(Liberty Square Apts. Proj.) Series C, 1.86%, LOC Wachovia Bank NA, VRDN (b)(e)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 1.86%, LOC Regions Bank of Alabama, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A38, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	6,990	6,990
Series MS 06 2046, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	11,745	11,745
Alabama Port Auth. Docks Facilities Rev. Participating VRDN Series PT 3734, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	8,565	8,565
Alabama Pub. School & College Auth. Rev.:
Bonds Series D, 5.25% 8/1/08 (FSA Insured)	9,980	10,005
Participating VRDN Series Clipper 08 3, 1.65% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	28,655	28,655
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.77%, LOC Bank of America NA, VRDN (b)(e)	1,920	1,920
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series ROC II R 10105, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(g)	4,100	4,100
Series ROC II R 10109, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(g)	4,690	4,690
Series ROC II R 12185, 1.66% (Liquidity Facility Citigroup, Inc.) (b)(g)	10,890	10,890
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 1.9%, tender 8/1/08 (b)	15,000	15,000
Chatom Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2000 C, 2%, tender 12/1/08 (b)	10,000	10,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Daphne Spl. Care Facilities Fing. Auth. Rev. Bonds Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (f)	7,600	7,531
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.8%, VRDN (b)(e)	$ 19,000	$ 19,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 1.77%, LOC Regions Bank of Alabama, VRDN (b)(e)	2,640	2,640
Huntsville Health Care Auth. Series 2005 A, 1.43%, LOC Regions Bank of Alabama, VRDN (b)	500	500
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Bonds 5.25% 10/1/08 (MBIA Insured) (e)	5,955	5,986
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.47%, VRDN (b)(e)	9,500	9,500
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1.8%, LOC KeyBank NA, VRDN (b)(e)	770	770
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.86%, LOC Bank of America NA, VRDN (b)(e)	710	710
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.47%, VRDN (b)(e)	3,800	3,800
		222,578
Alaska - 1.4%
Alaska Hsg. Fin. Corp.:
Participating VRDN:
Series PA 1407, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	11,005	11,005
Series Putters 1020, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	1,455	1,455
Series A:
1.75% (FSA Insured), VRDN (b)(e)	49,725	49,725
1.75% (FSA Insured), VRDN (b)(e)	114,275	114,275
Alaska Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series PT 3940, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,100	5,100
Alaska Indl. Dev. & Export Auth.:
Series 2008 A, 1.75%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	17,930	17,930
Series 2008 B, 1.75%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	17,215	17,215
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 862, 1.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN: - continued
Series Solar 07 28, 1.64% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	$ 23,755	$ 23,755
Anchorage Gen. Oblig.:
Series 2008 A, 1.95% 2/3/09, LOC Dexia Cr. Local de France, CP (e)	20,000	20,000
TAN 2.5% 12/30/08	47,400	47,563
		318,018
Arizona - 2.0%
Arizona Ctfs. of Prtn. Participating VRDN Series LB 08 P30W, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	26,760	26,760
Arizona Health Facilities Auth. Rev.:
Participating VRDN Series MS 06 1782, 1.62% (Liquidity Facility Morgan Stanley) (b)(g)	2,000	2,000
(Banner Health Proj.) Series 2005 A, 1.95% (MBIA Insured), VRDN (b)	49,610	49,610
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series LB 08 P31, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	16,295	16,295
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.6%, tender 9/1/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(e)	4,400	4,400
Maricopa County & Phoenx Indl. Dev. Auth. Participating VRDN Series Putters 2198, 1.97% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	34,450	34,450
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.71%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	10,500	10,500
(San Fernando Apts. Proj.) Series 2004, 1.63%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(San Lucas Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 1.85%, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
(San Miguel Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 1.71%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village Square Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	$ 2,500	$ 2,500
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 2% tender 7/10/08, CP mode (e)	7,435	7,435
(Clayton Homes, Inc. Proj.) Series 1998, 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,200	4,200
Phoenix & Pima County Participating VRDN Series 06 P55U, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	17,450	17,450
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series Putters 2364, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	6,834	6,834
Series ROC II R 10017, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	3,920	3,920
Series ROC II R 10215, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	3,785	3,785
Series ROC II R 10216, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	11,775	11,775
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 2317, 1.77% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,000	12,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	580	580
(Laura Dozer Ctr. Proj.) 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	850	850
(Plastican Proj.) Series 1997, 1.75%, LOC Bank of America NA, VRDN (b)(e)	2,260	2,260
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series A, 2.6888% 8/1/08 (b)(e)	47,909	47,909
Participating VRDN:
Series Merlots 07 E3, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,370	4,370
Series Putters 2363, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	6,879	6,879
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.71%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 1095, 1.66% (Liquidity Facility Bank of America NA) (b)(g)	$ 12,500	$ 12,500
Series BBT 08 09, 1.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	17,765	17,765
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series Putters 2373, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,365	9,365
Series ROC II R 11255, 1.62% (Liquidity Facility Citibank NA) (b)(g)	13,000	13,000
Series ROC II R 11258, 1.62% (Liquidity Facility Citibank NA) (b)(g)	4,480	4,480
Series ROC II R 11260, 1.6% (Liquidity Facility Citibank NA) (b)(g)	18,170	18,170
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 1.72%, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,750	24,750
		450,142
Arkansas - 0.4%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.77%, LOC Bank of America NA, VRDN (b)(e)	1,600	1,600
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Arkansas Dev. Fin. Auth. Home Mtg. Rev. Participating VRDN Series BA 98 C, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,680	2,680
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 1.81%, LOC Fannie Mae, VRDN (b)(e)	7,800	7,800
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Bonds 2.1%, tender 11/5/08 (Liquidity Facility Bank of New York, New York) (b)(e)(g)(h)	5,515	5,515
Arkansas Gen. Oblig. Bonds (Fed. Hwy. Proj.) Series 2001 A, 5.25% 8/1/08	18,785	18,834
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 1.8%, LOC Fortis Banque SA, VRDN (b)(e)	9,500	9,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 1.7%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	43,600	43,600
		99,529
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - 2.6%
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 5,740	$ 5,740
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 D2, 2.35% (AMBAC Insured), VRDN (b)	17,265	17,265
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series LB 08 P24W, 1.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	30,000	30,000
California Econ. Recovery Participating VRDN Series LB 04 L27, 1.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	19,190	19,190
California Gen. Oblig.:
RAN 4% 6/30/08	150,000	150,074
2.1% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	44,700	44,700
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.) Series 2005 H, 1.41% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	53,135	53,135
Series 2001 N, 1.35% (FSA Insured), VRDN (b)(e)	980	980
California Statewide Communities Dev. Auth. Rev. Series 2008 B, 1.9% 10/3/08, CP	140,000	140,000
Los Angeles Wastewtr. Sys. Rev. 1.9% 10/6/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	20,800	20,800
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 37A, 1.8% (FSA Insured), VRDN (b)(e)	29,400	29,400
Second Series 37B, 1.8% (FSA Insured), VRDN (b)(e)	29,100	29,100
Southern California Home Fing. Auth. Single Family Rev. Participating VRDN Series MS 02 144, 1.76% (Liquidity Facility Morgan Stanley) (b)(e)(g)	56,740	56,740
		597,124
Colorado - 3.3%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,760	5,760
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 1.72%, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.77%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ed. Ln. Prog. TRAN:
3.5% 8/5/08	$ 46,400	$ 46,446
4.25% 8/5/08	21,100	21,118
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series PZ 82, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	14,900	14,900
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI L9, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	615	615
Series LB 04 F13, 2.38% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,835	4,835
Series LB 05 F1, 2.38% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,645	6,645
Series LB 05 F4, 2.38% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,495	6,495
Series LB 08 F67W, 2.38% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,290	4,290
Series Merlots 01 A20, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,085	4,085
Series PT 1373, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,410	1,410
Series Putters 120, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	1,295	1,295
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2007 A2, 1.83% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	37,900	37,900
Series ADG 1B3, 1.83% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	8,000	8,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series ROC II R 10119, 1.75% (Liquidity Facility Citigroup, Inc.) (b)(g)	33,190	33,190
Denver City & County Arpt. Rev.:
Participating VRDN:
Series DBE 510, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	4,180	4,180
Series DBE 640, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	34,590	34,590
Series DBE 647, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	10,625	10,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series MS 08 2365, 1.72% (Liquidity Facility Morgan Stanley) (b)(g)	$ 28,605	$ 28,605
Series PT 3899, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,615	9,615
Series PT 920, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,500	1,500
Series Putters 3978, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	24,290	24,290
Series 2000 B, 2.78% (MBIA Insured), VRDN (b)(e)	190,900	190,900
Series 2007 A:
1.75% 7/2/08, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank (UNGTD), CP (e)	50,000	50,000
1.8% 6/26/08, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank (UNGTD), CP (e)	50,000	50,000
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,420	4,420
Series LB 06 P28U, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	18,155	18,155
Series Merlots 07 C44, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	8,655	8,655
Series MS 1136, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	3,282	3,282
Series MS 2588, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	8,555	8,555
Series Putters 1679, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	7,945	7,945
Series ROC II R 10220, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	5,230	5,230
Series ROC II R 10221, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	7,895	7,895
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	595	595
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Timberleaf Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series ROC II R 12144, 1.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	$ 4,620	$ 4,620
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.77%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		756,001
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	20	20
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series 2003 1, 2.38% (AMBAC Insured), VRDN (b)	13,500	13,500
Series 2003 2, 2.38% (AMBAC Insured), VRDN (b)	15,800	15,800
Danbury Gen. Oblig. BAN 4.25% 8/1/08	54,080	54,130
Fairfield Gen. Oblig. BAN 4.25% 7/25/08	7,995	8,002
		91,452
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 2.13%, VRDN (b)(e)	8,000	8,000
Series 1988, 2.13%, VRDN (b)(e)	13,550	13,550
Series 1993 C, 2.65%, VRDN (b)	4,500	4,500
Series 1994, 2.13%, VRDN (b)(e)	20,700	20,700
Series 1999 A, 2.05%, VRDN (b)	16,930	16,930
Series 1999 B, 2.05%, VRDN (b)(e)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,810	6,810
Series Clipper 08 A, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	15,421	15,421
Series FRRI 02 L8, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	2,865	2,865
Series LB 07 P91W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,975	7,975
Series Merlots 07 C103, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	7,240	7,240
Series Merlots 07 C66, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	7,835	7,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Hsg. Auth. Rev. Participating VRDN: - continued
Series Putter 1513, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	$ 7,750	$ 7,750
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	8,500	8,500
		137,976
District Of Columbia - 3.8%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series ROC II R 11386, 1.65% (Liquidity Facility Citibank NA) (b)(g)	2,800	2,800
Series ROC II R 99 10, 1.65% (Liquidity Facility Citibank NA) (b)(g)	5,905	5,905
Series B, 1.63% (FSA Insured), VRDN (b)	12,010	12,010
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 1.8% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	28,250	28,250
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 1.75%, LOC Bank of America NA, VRDN (b)(e)	3,075	3,075
(WDC I LP Dev. Proj.) Series 2000, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	8,005	8,005
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN Series PT 2780, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,470	5,470
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 1.85%, LOC Branch Banking & Trust Co., VRDN (b)(e)	2,750	2,750
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	8,015	8,015
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 1.53%, LOC Bank of America NA, VRDN (b)	14,700	14,700
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,070	5,070
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 1.66% (Liquidity Facility Citibank NA) (b)(g)	12,300	12,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev. Series 2005 2A:
1.65% 8/5/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (e)	$ 15,050	$ 15,050
1.8% 7/15/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (e)	24,000	24,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Bonds Series A, 5% 10/1/08 (e)	6,955	6,986
Participating VRDN:
Series BBT 2054, 1.69% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)(g)	5,000	5,000
Series DB 454, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	23,900	23,900
Series DB 505, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	8,100	8,100
Series EGL 06 0151, 1.72% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)(g)	9,400	9,400
Series EGL 06 8 Class A, 1.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(g)	9,325	9,325
Series EGL 07 0025, 1.75% (Liquidity Facility Citibank NA) (b)(e)(g)	49,500	49,500
Series EGL 07 0026, 1.72% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(g)	29,590	29,590
Series EGL 07 0122, 1.73% (Liquidity Facility Citibank NA) (b)(e)(g)	56,550	56,550
Series LB 08 K23W, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	9,900	9,900
Series MS 06 1635, 2.15% (Liquidity Facility DEPFA BANK PLC) (b)(e)(g)	43,981	43,981
Series MT 114, 1.67% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	5,990	5,990
Series MT 13, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,245	8,245
Series MT 509, 1.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	13,105	13,105
Series PT 2672, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	5,240	5,240
Series PT 4205, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,390	5,390
Series PT 4215, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	23,045	23,045
Series PT 4224, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	35,690	35,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series PT 4431, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 13,965	$ 13,965
Series Putters 1691, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	12,070	12,070
Series Putters 2191, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	2,100	2,100
Series Putters 2855, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	10,320	10,320
Series ROC II R 12060, 1.76% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	14,850	14,850
Series ROC II R 12064, 1.77% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(g)	5,750	5,750
Series ROC II R 12202, 1.74% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	5,975	5,975
Series ROC II R 54, 1.81% (Liquidity Facility Citibank NA) (b)(e)(g)	2,495	2,495
Series 2003 D1, 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	16,945	16,945
Series A:
1.5% 8/5/08, LOC Bank of America NA, CP (e)	6,000	6,000
1.95% 8/7/08, LOC Bank of America NA, CP (e)	32,000	32,000
Series B, 2.3% 6/26/08, LOC Bank of America NA, CP (e)	8,000	8,000
Series C, 1.752% (FSA Insured), VRDN (b)(e)	215,215	215,215
		849,522
Florida - 10.5%
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 1.75%, LOC Citibank NA, VRDN (b)(e)	11,415	11,415
(Wickham Club Apts. Proj.) Series A, 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	7,305	7,305
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,485	2,485
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 1.75%, LOC Citibank NA, VRDN (b)(e)	7,000	7,000
(Sanctuary Apts Proj.) Series A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	16,130	16,130
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A27, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	585	585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn. Participating VRDN Series DB 580, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	$ 5,585	$ 5,585
Broward County School District TAN 4% 9/30/08	32,400	32,463
Cape Coral Gen. Oblig.:
1.85% 9/25/08, LOC Bank of America NA, CP	25,754	25,754
2.2% 9/25/08, LOC Bank of America NA, CP	16,220	16,220
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 1.75%, LOC Bank of America NA, VRDN (b)(e)	6,615	6,615
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	10,205	10,205
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 1.75%, LOC Citibank NA, VRDN (b)(e)	22,000	22,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,815	3,815
Dade County Aviation Rev. Bonds (Miami Int'l. Arpt. Proj.) Series A, 6% 10/1/08 (FSA Insured) (e)	5,000	5,040
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.77% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(e)	28,475	28,475
Duval County School District TAN 4% 10/9/08	22,000	22,042
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series BA 01 C, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	975	975
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (b)	21,950	21,950
Florida Board of Ed. Participating VRDN:
Series EC 1049, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,700	1,700
Series ROC II R 10122, 1.6% (Liquidity Facility Citibank NA) (b)(g)	4,590	4,590
Series ROC II R 12211, 1.63% (Liquidity Facility Bank of New York, New York) (b)(g)	8,000	8,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series Putters 222, 1.62% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,215	11,215
Florida Board of Ed. Pub. Ed. Participating VRDN Series BA 07 191, 1.66% (Liquidity Facility Bank of America NA) (b)(g)	7,315	7,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 1.66% (Liquidity Facility Bank of America NA) (b)(g)	$ 8,330	$ 8,330
Series BA 08 1068, 1.66% (Liquidity Facility Bank of America NA) (b)(g)	9,585	9,585
Series BA 08 1083, 1.66% (Liquidity Facility Bank of America NA) (b)(g)	18,920	18,920
Series EC 1150, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,600	1,600
Series PT 1465, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,320	8,320
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,000	4,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,045	1,045
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	1,315	1,315
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 1.9%, LOC Wachovia Bank NA, VRDN (b)(e)	675	675
Florida Gen. Oblig. Participating VRDN Series Merlots 05 A22, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(g)	37,190	37,190
Florida Hsg. Participating VRDN Series Clipper 07 49, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	20,590	20,590
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 1.85%, LOC Freddie Mac, VRDN (b)(e)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 1.85%, LOC Fannie Mae, VRDN (b)(e)	5,970	5,970
(Banyan Bay Apts. Proj.) 1.85%, LOC Fannie Mae, VRDN (b)(e)	8,190	8,190
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	10,615	10,615
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.75%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Bridgewater Club Proj.) Series L1, 1.63%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,230	7,230
(Clascona Groves Apts. Proj.) Series A, 1.63%, LOC Citibank NA, VRDN (b)(e)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.75%, LOC Fannie Mae, VRDN (b)(e)	$ 6,000	$ 6,000
(Lynn Lake Apts. Proj.) Series B1, 1.69%, LOC Freddie Mac, VRDN (b)(e)	10,100	10,100
(Mill Creek Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	15,500	15,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	7,800	7,800
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.63%, LOC Citibank NA, VRDN (b)(e)	12,020	12,020
(Savannah Springs Apts. Proj.) Series G, 1.75%, LOC Citibank NA, VRDN (b)(e)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 1.75%, LOC Fannie Mae, VRDN (b)(e)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	11,150	11,150
Series BA 08 1103, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,475	6,475
Series LB 04 L74J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,000	4,000
Series LB 04 L9, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,555	5,555
Series LB 07 P48W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	11,715	11,715
Series LB 07 P70W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	8,975	8,975
Series LB 07 P97W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	14,225	14,225
Series Merlots 06 B17, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,510	6,510
Series Merlots 07 C109, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	5,565	5,565
Series Merlots 07 C49, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	10,020	10,020
Series Merlots 07 C64, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	10,905	10,905
Series MS 06 2047, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	9,110	9,110
Series Putters 1336 B, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	11,240	11,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Participating VRDN:
Series Putters 1340, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	$ 28,395	$ 28,395
Series Stars 07 18, 1.69% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	5,365	5,365
(Riverside Apts. Proj.) Series 2000 1, 1.75%, LOC Bank of America NA, VRDN (b)(e)	13,365	13,365
(Stuart Pointe Apts. Proj.) Series B1, 1.63%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,700	7,700
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.7%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 1.75%, LOC Fannie Mae, VRDN (b)(e)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.75%, LOC Fannie Mae, VRDN (b)(e)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	39,500	39,500
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series DCL 39, 1.7% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	13,405	13,405
Series PT 4278, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	16,800	16,800
Series 2002 E, 1.8% (FSA Insured), VRDN (b)(e)	123,945	123,945
Series B:
1.7% 7/10/08, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (e)	12,680	12,680
2.05% 7/2/08, LOC Bayerische Landesbank (UNGTD), LOC State Street Bank & Trust Co., Boston, CP (e)	58,000	58,000
2.25% 7/2/08, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (e)	6,000	6,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,600	7,600
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series DB 645, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	25,020	25,020
Series MS 1060, 2.15% (Liquidity Facility Morgan Stanley) (b)(e)(g)	8,367	8,367
Series MS 2734, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)(g)	11,790	11,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Aviation Auth. Rev.: - continued
Participating VRDN:
Series PT 2723, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	$ 3,415	$ 3,415
Series PT 745, 1.67% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	2,500	2,500
Series B:
2.05% 7/2/08, LOC Landesbank Baden-Wuert, CP (e)	43,500	43,500
2.1% 7/2/08, LOC Landesbank Baden-Wuert, CP (e)	2,000	2,000
Hillsborough County Aviation Auth. Rev. Tampa Int'l. Arpt. Participating VRDN Series MT 417, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	9,995	9,995
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 1.75%, LOC Citibank NA, VRDN (b)(e)	8,190	8,190
(Hunters Run Apts. Proj.) Series 2002 A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Lake Kathy Apt. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	11,670	11,670
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.75%, LOC Bank of America NA, VRDN (b)(e)	6,990	6,990
(Meridian Pointe Apts. Proj.) 1.75%, LOC Citibank NA, VRDN (b)(e)	13,095	13,095
(Mobley Park Apts. Proj.) Series A, 1.75%, LOC Freddie Mac, VRDN (b)(e)	8,000	8,000
(Morgan Creek Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
(Royal Palm Key Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	7,630	7,630
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 2.05%, LOC Bank of America NA, VRDN (b)(e)	500	500
Indian River County Hosp. District Hosp. Rev. Series 1985, 1.71%, LOC Wachovia Bank NA, VRDN (b)	12,700	12,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	5	5
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) 1.73%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	2,100	2,100
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.75%, LOC Bank of America NA, VRDN (b)(e)	7,350	7,350
Jacksonville Excise Tax Rev. Bonds Series A, 5% 10/1/08 (FSA Insured) (e)	7,530	7,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2859, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 13,010	$ 13,010
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	9,900	9,900
Jacksonville Port Auth. Rev.:
Participating VRDN Series DB 642, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	28,830	28,830
(Mitsui O.S.K. Lines Ltd. Proj.) 1.9%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	76,700	76,700
JEA Saint Johns River Pwr. Park Sys. Rev. Participating VRDN Series Putters 1182, 1.77% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(g)	16,035	16,035
Lake County School Board Ctfs. of Prtn. Participating VRDN Series EGL 07 0005, 1.66% (Liquidity Facility Citibank NA) (b)(g)	18,400	18,400
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)(g)	6,995	6,995
Series MS 01 811, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)(g)	7,958	7,958
Series MS 08 2446, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)(g)	11,210	11,210
Series ROC II R 14, 1.74% (Liquidity Facility Citibank NA) (b)(e)(g)	6,870	6,870
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 1.72%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds (Multi-county Prog.) Series B, 4.45% 9/2/08	23,000	23,031
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	13,190	13,190
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	7,175	7,175
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 1.75%, LOC Bank of America NA, VRDN (b)(e)	3,070	3,070
Series 2000 B, 1.75%, LOC Bank of America NA, VRDN (b)(e)	3,265	3,265
Manatee County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 11115, 1.65% (Liquidity Facility Citibank NA) (b)(g)	6,865	6,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion Co. Indl. Dev. Auth. (Ocala Recycling, Inc. Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 5,000	$ 5,000
Miami Health Facilities Auth. Rev. (Miami Jewish Home and Hosp. for the Aged Proj.) 1.6%, LOC SunTrust Banks, Inc., VRDN (b)	4,500	4,500
Miami-Dade County Aviation Rev.:
Bonds:
(Miami Int'l. Arpt. Proj.) Series C, 5% 10/1/08 (FSA Insured) (e)	7,515	7,552
Series A, 5.25% 10/1/08 (e)	4,500	4,525
Participating VRDN:
Series 459, 1.65% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	70,000	70,000
Series EGL 06 40 Class A, 1.74% (Liquidity Facility Citibank NA) (b)(e)(g)	4,950	4,950
Series EGL 06 60 Class A, 1.74% (Liquidity Facility Citibank NA) (b)(e)(g)	9,900	9,900
Series EGL 07 0126, 1.73% (Liquidity Facility Citibank NA) (b)(e)(g)	63,600	63,600
Series Merlots 07 D72, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,410	6,410
Series MS 06 2199, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)(g)	9,500	9,500
Series MS 06 2203, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)(g)	10,405	10,405
Series MS 2735, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)(g)	8,800	8,800
Series Putters 2575Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	13,260	13,260
Series Putters 2586Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	21,830	21,830
Series 2005 A:
1.7% 6/30/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	13,559	13,558
2.2% 6/30/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	13,531	13,531
2.25% 6/30/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	13,500	13,500
2.4% 6/30/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	6,750	6,750
Series 2005 B:
2.05% 6/30/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	13,501	13,501
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Series 2005 B:
2.25% 6/30/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	$ 13,500	$ 13,500
Miami-Dade County Gen. Oblig. Participating VRDN Series ROC II R 12140, 1.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	19,800	19,800
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 1.68%, LOC Citibank NA, VRDN (b)(e)	17,290	17,290
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series EGL 07 0051, 1.64% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	18,315	18,315
Miami-Dade County School District:
Bonds 4.5% 7/15/08 (MBIA Insured)	10,785	10,800
RAN 2.5% 1/30/09	97,400	97,787
Miami-Dade County Wtr. & Swr. Rev. 1.62% (FSA Insured), VRDN (b)	22,550	22,550
Ocean Hwy. & Port Auth. Rev. Series 1990:
1.85%, LOC Wachovia Bank NA, VRDN (b)(e)	1,400	1,400
2.6%, LOC Wachovia Bank NA, VRDN (b)(e)	1,500	1,500
Orange County Hsg. Fin. Auth. Homeowner Rev. Bonds 2.25%, tender 2/28/09 (b)(e)	21,363	21,363
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 1.68%, LOC Citibank NA, VRDN (b)(e)	6,920	6,920
(Osprey Ridge Apts. Proj.) Series 2000 H, 1.75%, LOC Fannie Mae, VRDN (b)(e)	8,060	8,060
(West Point Villas Apt. Proj.) Series 2000 F, 1.75%, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2372, 1.63% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	5,800	5,800
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	9,300	9,300
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.55%, LOC Bank of America NA, VRDN (b)	13,900	13,900
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	18,500	18,500
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.8%, LOC Bank of America NA, VRDN (b)(e)	1,710	1,710
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,075	1,075
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series CDC 04 4 Class A, 1.87% (Liquidity Facility CDC Fin. CDC IXIS) (b)(e)(g)	$ 10,165	$ 10,165
Series MT 66, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	35,030	35,030
Series MT 9, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	15,470	15,470
Series PT 2239, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	10,895	10,895
Series PT 993, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	6,190	6,190
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.75%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,100	3,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.75%, LOC Fannie Mae, VRDN (b)(e)	8,500	8,500
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	435	435
Seminole County School District TAN 4.25% 9/17/08	20,000	20,035
South Miami Health Facilities Baptist Health Participating VRDN:
Series MT 436, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	20,835	20,835
Series PA 1488, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,375	9,375
Series PA 1490, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,000	8,000
St. Johns County School Board Participating VRDN Series PT 3587, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	13,530	13,530
Sunshine State Govt. Fing. Commission Rev. Series H, 2% 7/7/08, CP	12,500	12,500
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	3,200	3,200
Tampa Bay Wtr. Util. Sys. Rev. 1.75%, LOC Bank of America NA, VRDN (b)(e)	59,200	59,200
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 1.68%, LOC Landesbank Hessen-Thuringen, VRDN (b)	14,000	14,000
Volusia County School District TAN 4% 9/17/08	16,000	16,079
		2,364,511
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 4.4%
Atlanta Arpt. Rev.:
Participating VRDN:
Series LB 08 F31W, 2.18% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	$ 10,000	$ 10,000
Series Merlots C14, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,240	5,240
Series MT 43, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	9,680	9,680
Series Putters 2934Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,325	8,325
Series 2003 RFB2, 2% (MBIA Insured), VRDN (b)	31,800	31,800
Series 2003 RFB3, 2% (MBIA Insured), VRDN (b)	80,210	80,210
Series 2003 RFC1, 3.25% (MBIA Insured), VRDN (b)	51,500	51,500
Series 2003 RFC3, 3.25% (MBIA Insured), VRDN (b)	42,600	42,600
Series 2005 A1:
2.2% 6/20/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP (e)	11,430	11,430
2.55% 6/20/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP (e)	3,075	3,075
Atlanta Hsg. Auth. Multi-family Rev. 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	8,100	8,100
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,100	4,100
(Capitol Gateway Apts. Proj.) 1.73%, LOC Bank of America NA, VRDN (b)(e)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 1.75%, LOC Fannie Mae, VRDN (b)(e)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 1.72%, LOC Fannie Mae, VRDN (b)(e)	7,530	7,530
(Peaks at West Atlanta Proj.) Series 2001, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,710	4,710
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series DCL 08 50, 1.66% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	8,505	8,505
Series EGL 06 94 Class A, 1.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	24,750	24,750
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
First Series 2007, 1.5%, VRDN (b)(e)	60,000	60,000
Second Series 2007, 1.5%, VRDN (b)(e)	53,700	53,700
Third Series 2007, 1.5%, VRDN (b)(e)	50,800	50,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	$ 5,100	$ 5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 1.7%, LOC Regions Bank of Alabama, VRDN (b)(e)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 1.75%, LOC Branch Banking & Trust Co., VRDN (b)(e)	13,720	13,720
Carrollton Hsg. Auth. Multifamily Rev. (Magnolia Lake Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	11,550	11,550
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,830	5,830
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.68%, LOC Freddie Mac, VRDN (b)(e)	9,930	9,930
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.86%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,200	1,200
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 1.6%, LOC SunTrust Banks, Inc., VRDN (b)	6,700	6,700
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Eagles Trace Apts. Proj.) Series 1996, 1.75%, LOC Fannie Mae, VRDN (b)(e)	8,250	8,250
(Villas of Friendly Heights Proj.) Series 2001, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,555	3,555
(Wesley Club Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	8,300	8,300
Fulco Hosp. Auth. Rev. Anticipation Ctfs. (Piedmont Hosp. Proj.) Series 1999, 1.55%, LOC SunTrust Banks, Inc., VRDN (b)	2,100	2,100
Fulton County School District TAN 3% 12/31/08	44,000	44,188
Georgia Gen. Oblig.:
Bonds Series B, 5% 5/1/09	13,265	13,680
Participating VRDN:
Series Clipper 07 53, 1.65% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	8,895	8,895
Series WF 08 12C, 1.65% (Liquidity Facility Wells Fargo & Co.) (b)(g)	13,015	13,015
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series Merlots 06 B11, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,200	7,200
Series MS 2584, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	10,305	10,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 1.57%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (b)	$ 15,175	$ 15,175
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,500	2,500
(Mayor's Point Term. Proj.) Series 1992, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	900	900
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 1.75%, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,260	6,260
1.8%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,500	3,500
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	15,300	15,300
(Herrington Woods Apt. Proj.) Series 1996 A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	12,535	12,535
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.35%, VRDN (b)	14,800	14,800
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.75%, LOC Bank of America NA, VRDN (b)(e)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,755	1,755
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 1.81%, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.75%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Putters 2333, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,945	7,945
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,200	2,200
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 3.76%, tender 7/1/08 (b)	27,800	27,800
Muni. Elec. Auth. of Georgia:
Series 1994 B, 1.65% (FSA Insured), VRDN (b)	5,425	5,425
Series 1994 C, 1.65% (FSA Insured), VRDN (b)	7,480	7,480
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.8%, LOC Fannie Mae, VRDN (b)(e)	5,120	5,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.95%, VRDN (b)(e)	$ 57,400	$ 57,400
(Kaolin Terminals, Inc. Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	27,971	27,971
Savannah Hsg. Auth. Multi-family Hsg. Rev. (Live Oak Plantation Proj.) Series 2001 A1, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.63%, LOC Citibank NA, VRDN (b)(e)	11,290	11,290
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.69%, LOC Wachovia Bank NA, VRDN (b)(e)	19,000	19,000
Walker, Dade & Catoosa Counties Hosp. Auth. Rev. Series 2008, 1.6%, LOC Regions Bank of Alabama, VRDN (b)	11,900	11,900
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.74%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	15,000	15,000
Winder-Barrow County Joint Dev. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.):
2.95%, VRDN (b)(e)	9,800	9,800
2.95%, VRDN (b)(e)	6,250	6,250
Worth County Indl. Dev. Auth. Indl. Dev. Rev.:
(Seabrook Enterprises, Inc. Proj.) Series 1996 A, 1.6%, LOC Harris NA, VRDN (b)	3,450	3,450
(Seabrook Peanut Co. Proj.) Series 1996 B, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	2,800	2,800
		1,003,674
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series PT 3809, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	6,165	6,165
Series PT 3889, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	11,215	11,215
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 12123, 1.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	18,470	18,470
Honolulu City & County Gen. Oblig. Series 2004 H, 1.7% 9/4/08, LOC Landesbank Hessen-Thuringen, CP	17,500	17,500
		53,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 4.4%
Aurora Single Family Mtg. Rev. Participating VRDN:
Series 2362, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	$ 4,975	$ 4,975
Series DB 616, 1.67% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	10,745	10,745
Series Merlots 07 E5, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	5,275	5,275
Series MS 06 2219, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	28,430	28,430
Series MS 2576, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	17,810	17,810
Series Putters 2361, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	9,920	9,920
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,540	2,540
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.77%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	38,800	38,800
Chicago Board of Ed. Participating VRDN:
Series LB 08 F30W, 1.98% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	5,000	5,000
Series ROC II R 10097, 1.65% (Liquidity Facility Citibank NA) (b)(g)	10,390	10,390
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 1.66% (Liquidity Facility Citibank NA) (b)(g)	9,900	9,900
Series EGL 07 0059, 1.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	15,500	15,500
Series Merlots 2008 D179, 1.77% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,000	7,000
Series ROC II R 10275, 1.64% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	26,445	26,445
Series ROC II R 12217, 1.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	14,645	14,645
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.85%, LOC Harris NA, VRDN (b)(e)	3,320	3,320
(MRC Polymers, Inc. Proj.) Series 2001, 1.74%, LOC LaSalle Bank NA, VRDN (b)(e)	4,976	4,976
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series PT 3977, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,990	9,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series LB 08 K17W, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	$ 11,970	$ 11,970
Series MT 59, 1.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,145	6,145
Series PA 1200, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,750	7,750
Series Putters 370, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	4,995	4,995
Series Putters 653Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	2,000	2,000
Series ROC II R 11312, 1.65% (Liquidity Facility Citibank NA) (b)(g)	24,375	24,375
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 1.63%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 1.65%, LOC LaSalle Bank NA, VRDN (b)(e)	10,500	10,500
Chicago School Fin. Auth. Bonds Series B, 5% 6/1/09 (FSA Insured)	10,000	10,301
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	300	300
Series FRRI 02 L24J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	515	515
Series Merlots 00 A31, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	50	50
Chicago Wastewtr. Transmission Rev. Series 2004 A, 2.58% (MBIA Insured), VRDN (b)	18,500	18,500
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.72%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,580	19,580
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,745	3,745
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.85%, LOC Harris NA, VRDN (b)(e)	3,015	3,015
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 2.5% tender 6/2/08, CP mode (e)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 1.84%, LOC JPMorgan Chase Bank, VRDN (b)(e)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 1.8%, LOC Bank of America NA, VRDN (b)(e)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.77%, LOC Harris NA, VRDN (b)(e)	$ 1,017	$ 1,017
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.85%, LOC Harris NA, VRDN (b)(e)	4,030	4,030
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	13,040	13,040
Illinois Dev. Fin. Auth. Rev.:
(Evanston Northwestern Health Care Corp. Proj.) 1.6%, VRDN (b)	7,350	7,350
(Rich Prods. Corp. Proj.) Series 1998, 1.75%, LOC HSBC Bank USA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 2% (MBIA Insured), VRDN (b)(e)	24,800	24,800
Illinois Edl. Facilities Auth. Revs. Bonds (Univ. of Chicago Proj.) Series B2, 4%, tender 7/1/08 (b)	4,050	4,055
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 1.72%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,000	10,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series DB 601, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	15,305	15,305
(Rush Univ. Med. Ctr. Proj.) Series A1, 1.85% (MBIA Insured), VRDN (b)	36,850	36,850
Illinois Gen. Oblig.:
Participating VRDN:
Series Putters 636, 1.77% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,960	3,960
Series ROC II R 12020, 1.66% (Liquidity Facility Citibank NA) (b)(g)	5,000	5,000
Series ROC II R 12126, 1.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	15,095	15,095
Series ROC II R 12128, 1.67% (Liquidity Facility Citigroup, Inc.) (b)(g)	5,095	5,095
Series 2003 B, 1.66% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	128,400	128,400
Illinois Health Facilities Auth. Rev.:
Participating VRDN Series PA 848R, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,190	5,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.) Series 2001, 1.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 16,000	$ 16,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	17,900	17,900
(Valley View Apts. Proj.) 1.67%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	11,200	11,200
Series 2008 B, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	17,000	17,000
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 1.72% (Liquidity Facility Bank of America NA) (b)(g)	6,665	6,665
Series DCL 08 020, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	38,790	38,790
Series SG 3, 1.77% (Liquidity Facility Societe Generale) (b)(g)	4,000	4,000
Illinois Sales Tax Rev. Participating VRDN:
Series Floaters 2307, 2.12% (Liquidity Facility Morgan Stanley) (b)(g)	27,555	27,555
Series PT 1929, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	7,520	7,520
Series ROC II R 12150, 1.63% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	4,570	4,570
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series EGL 07 0152, 1.65% (Liquidity Facility Citibank NA) (b)(g)	18,600	18,600
Kane County Cmnty. Unit School District #304 Participating VRDN Series MS 08 2310, 1.67% (Liquidity Facility Morgan Stanley) (b)(g)	4,940	4,940
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.77%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.71%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,010	3,010
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series ROC II R 12124, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	9,635	9,635
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.85%, LOC Harris NA, VRDN (b)(e)	2,850	2,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.75%, LOC Fannie Mae, VRDN (b)(e)	$ 10,630	$ 10,630
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.95%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,500	9,500
Will County Cmnty. Unit School District #365 Participating VRDN Series PZ 47, 1.64% (Liquidity Facility BNP Paribas SA) (b)(g)	10,380	10,380
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
1.65%, LOC LaSalle Bank NA, VRDN (b)(e)	7,315	7,315
1.65%, LOC LaSalle Bank NA, VRDN (b)(e)	4,755	4,755
		990,844
Indiana - 2.0%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.75%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	5,570	5,570
Bartholomew Consolidated School Corp. District TAN 4.25% 12/31/08	13,314	13,378
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,940	5,940
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.75%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,400	2,400
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.73%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	7,844	7,844
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 1.75%, VRDN (b)(e)	32,500	32,500
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 1.85%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	34,750	34,750
(PSI Energy, Inc. Proj.) Series B, 1.63%, LOC Calyon, VRDN (b)(e)	39,500	39,500
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 2.95%, VRDN (b)(e)	4,350	4,350
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,250	6,250
Series 2002 B, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series Putters 1777, 2.12% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 20,000	$ 20,000
Indiana Fin. Auth. Rev.:
Participating VRDN Series Putters 1642, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,805	1,805
(DePauw Univ. Proj.) Series 2008 B, 1.6%, LOC Harris NA, VRDN (b)	21,330	21,330
Indiana Hsg. & Cmnty. Dev. Auth.:
Participating VRDN Series ROC II R 11452, 1.68% (Liquidity Facility Citibank NA) (b)(e)(g)	16,980	16,980
(Sf Mtg. Rev. Proj.) Series B-3, 1.75% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	15,500	15,500
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 07 C52, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	15,470	15,470
Series PA 1423 R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,500	7,500
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A2, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	745	745
Series Putters 1204, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,660	4,660
Series ROC II R 99, 1.68% (Liquidity Facility Citibank NA) (b)(e)(g)	2,145	2,145
Indianapolis Arpt. Facilities Rev. Series 2007:
1.7% 8/6/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (e)	25,000	25,000
1.75% 7/1/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (e)	16,500	16,500
1.83% 9/4/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (e)	25,000	25,000
2.3% 9/10/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (e)	8,500	8,500
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 1.75%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,280	6,280
(US LLC Proj.) Series 1996, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	125	125
Indianapolis Gas Util. Sys. Rev. 2% 7/7/08, CP	50,000	50,000
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 1.63% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	6,505	6,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	$ 9,435	$ 9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.97%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	300	300
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 1.55%, LOC Bank of America NA, VRDN (b)	4,040	4,040
Vigo County Indl. Dev. Rev. (Republic Services, Inc. Proj.) 2.95%, VRDN (b)(e)	8,000	8,000
Zionsville Cmnty. Schools Bldg. Participating VRDN Series DCL 08 047, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	11,695	11,695
		443,747
Iowa - 0.5%
Iowa Fin. Auth.:
Participating VRDN:
Series LB 03 L21J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,975	4,975
Series LB 04 L33J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,710	7,710
Series 2003 F, 1.75% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(e)	12,485	12,485
Series 2005 C, 1.7% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	12,000	12,000
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series Putters 1205, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	6,480	6,480
Series ROC II R 74, 1.68% (Liquidity Facility Citibank NA) (b)(e)(g)	2,475	2,475
(Mtg. Backed Securities Prog.) Series 2004 G, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,500	15,500
Iowa School Cash Anticipation Prog. TRAN:
Series A, 4.5% 6/27/08 (FSA Insured)	34,100	34,118
Series B, 3.75% 1/23/09 (FSA Insured)	10,500	10,584
		106,327
Kansas - 0.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.75%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	12,200	12,200
Olathe Gen. Oblig. BAN Series A, 4% 6/1/08	25,700	25,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Sedgwick & Shawnee Counties Participating VRDN:
Series Merlots 07 C45, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	$ 5,040	$ 5,040
Series RBC S 2, 1.75% (Liquidity Facility Royal Bank of Canada) (b)(e)(g)	5,000	5,000
Series ROC II R 10225, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	6,185	6,185
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	5,125	5,125
Series III, 2.34% 4/1/09	46,700	46,700
		131,050
Kentucky - 1.2%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 2.08%, tender 10/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	9,270	9,270
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 2.05% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 2.05% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	67,250	67,250
Series 1993 B, 2.05% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.77%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.76%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	480	480
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 1.9% (Deutsche Post AG Guaranteed), VRDN (b)(e)	4,100	4,100
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.85%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 1.74% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(g)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Hsg. Auth. Participating VRDN Series LB 06 K68, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	$ 8,740	$ 8,740
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,900	9,900
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series 03 L49J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	2,020	2,020
Series PA 1445, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,150	7,150
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.63%, LOC Freddie Mac, VRDN (b)(e)	13,880	13,880
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 547, 1.72% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	20,340	20,340
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN:
Series EGL 06 53 Class A, 1.66% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(g)	14,000	14,000
Series ROC II R 12149, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	5,600	5,600
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series B, 1.45% (United Parcel Svc. of America Guaranteed), VRDN (b)(e)	9,700	9,700
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.82%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,875	1,875
		260,325
Louisiana - 1.9%
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 1.55%, VRDN (b)(e)	7,500	7,500
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.91% (ConocoPhillips Guaranteed), VRDN (b)(e)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series BA 08 1051, 1.66% (Liquidity Facility Bank of America NA) (b)(g)	10,550	10,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series EGL 06 0137, 1.66% (Liquidity Facility Citibank NA) (b)(g)	$ 11,550	$ 11,550
Series MS 1127, 2.12% (Liquidity Facility Morgan Stanley) (b)(g)	31,460	31,460
Series Putters 2378, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	15,580	15,580
Series ROC II R 12138, 1.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	9,900	9,900
Series WF 08 6C, 1.66% (Liquidity Facility Wells Fargo & Co.) (b)(g)	17,830	17,830
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series LB 99 A52, 1.83% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	1,455	1,455
Participating VRDN Series Clipper 05 11, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	6,447	6,447
Louisiana Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Floaters 2142, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	12,195	12,195
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 1.6% (FSA Insured), VRDN (b)	35,350	35,350
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	8,350	8,350
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
1.8%, VRDN (b)(e)	6,250	6,250
1.8%, VRDN (b)(e)	14,000	14,000
(Coca-Cola Bottling Co. Proj.) 1.7%, LOC Regions Bank of Alabama, VRDN (b)	11,125	11,125
New Orleans Aviation Board Rev. Participating VRDN Series Putters 2452, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	7,010	7,010
Port New Orleans Board Commerce Rev. 1.64%, LOC BNP Paribas SA, VRDN (b)(e)	19,055	19,055
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1991, 1.45%, VRDN (b)(e)	10,000	10,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.7% tender 7/2/08, CP mode	2,100	2,100
(Dow Chemical Co. Proj.):
Series 1993, 1.55%, VRDN (b)(e)	29,000	29,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.): - continued
Series 1994 A, 1.55%, VRDN (b)(e)	$ 20,700	$ 20,700
Series 1994 B, 1.4%, VRDN (b)	13,200	13,200
Series 1995, 1.55%, VRDN (b)(e)	84,650	84,650
		419,357
Maine - 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	12,500	12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	125	125
Series MT 207, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	105	105
Series MT 275, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	295	295
Series MT 312, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	205	205
Series MT 375, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	530	530
Series PT 541, 1.85% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	29,000	29,000
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds Series 2007 D, 3.82%, tender 7/18/08 (b)(e)	15,000	15,000
Participating VRDN:
Series BA 99 P, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,915	10,915
Series Putters 1414 B, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	5,010	5,010
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 1.65%, LOC Fannie Mae, VRDN (b)(e)	22,100	22,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 1.8%, LOC Bank of America NA, VRDN (b)(e)	13,600	13,600
Series 2000, 1.8%, LOC Bank of America NA, VRDN (b)(e)	9,000	9,000
		118,385
Maryland - 2.0%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 2% tender 8/6/08, CP mode (e)	35,000	35,000
Anne Arundel County Gen. Oblig. Series A, 1.75% 8/6/08, CP	24,800	24,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.05% tender 8/5/08, LOC Wachovia Bank NA, CP mode	$ 15,000	$ 15,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2% tender 6/13/08, LOC Wachovia Bank NA, CP mode	11,000	11,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series LB 07 P26W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	9,435	9,435
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds (Maryland Residential Rev. Proj.) 3.37% 12/15/08 (e)	10,000	10,000
Participating VRDN:
Series Floaters 2345, 1.77% (Liquidity Facility Morgan Stanley) (b)(e)(g)	35,290	35,290
Series LB 04 L24, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,945	7,945
Series LB 04 L59J, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,930	4,930
Series LB 04 L75J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,015	7,015
Series Merlots 07 C54, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	10,715	10,715
Series MT 160, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,020	1,020
Series MT 470, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,785	4,785
Series MT 552, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	48,000	48,000
Series PA 1432, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	15,860	15,860
Series PT 530, 1.72% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	5,415	5,415
Series Putters 1206, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	6,310	6,310
Series Putters 1515, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	6,000	6,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN Series MT 478, 1.72% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(g)	2,550	2,550
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Envir. Impt. Rev. (Constellation Energy Corp., Inc. Proj.) Series 2007 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 21,000	$ 21,000
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 2601, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,450	6,450
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 1.6%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
Series 2008 B, 1.6%, LOC Bank of America NA, VRDN (b)	18,250	18,250
Series A, 2% 7/7/08, CP	10,506	10,506
Series E, 1.5% 7/7/08, LOC Bank of America NA, CP	13,100	13,100
Series F, 1.5% 6/3/08, LOC Bank of America NA, CP	26,550	26,550
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 1.65% (Liquidity Facility Bank of America NA) (b)(g)	7,580	7,580
Montgomery County Gen. Oblig. Series 2006 B, 1.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	30,600	30,600
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,660	1,660
Series MT 314, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,840	2,840
Series MT 88, 1.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	2,630	2,630
Series PT 537, 1.66% (Liquidity Facility Bank of New York, New York) (b)(g)	8,300	8,300
		455,711
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 2.1% tender 7/3/08, CP mode (e)	20,400	20,400
Massachusetts Gen. Oblig. Participating VRDN Series MS 06 1798, 1.72% (Liquidity Facility DEPFA BANK PLC) (b)(g)	37,300	37,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.6% tender 6/4/08, CP mode	$ 17,950	$ 17,950
Series 1993 A, 2.05% tender 6/4/08, CP mode	20,000	20,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 08 014, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	11,950	11,950
Series DCL 08 015, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	13,120	13,120
Series ROC II R 11316, 1.62% (Liquidity Facility Citibank NA) (b)(g)	14,870	14,870
Series 2008 C, 1.75% (Liquidity Facility Bayerische Landesbank (UNGTD)), VRDN (b)	14,975	14,975
		150,565
Michigan - 2.9%
Detroit City School District Participating VRDN:
Series DC 8032, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	2,890	2,890
Series DCL 08 45, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	20,805	20,805
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 06 127, 1.66% (Liquidity Facility Citibank NA) (b)(g)	18,200	18,200
Series GS 06 100 TP, 1.63% (Liquidity Facility DEPFA BANK PLC) (b)(g)	22,891	22,891
Series Merlots 08 C09, 1.68% (Liquidity Facility Wachovia Bank NA) (b)(g)	24,055	24,055
Series 2001 C1, 1.65% (FSA Insured), VRDN (b)	35,640	35,640
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 2877, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,215	10,215
Series Putters 2921Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,355	11,355
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 06 0142, 1.66% (Liquidity Facility Citibank NA) (b)(g)	25,000	25,000
Michigan Gen. Oblig.:
Participating VRDN Series MS 2582, 1.67% (Liquidity Facility Morgan Stanley) (b)(g)	14,925	14,925
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	145,000	145,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series E, 1.3% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	$ 28,980	$ 28,980
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 1.75%, LOC Bank of America NA, VRDN (b)(e)	7,520	7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 2.1% (MBIA Insured), VRDN (b)(e)	31,480	31,480
Series 2006 A, 1.26% (FSA Insured), VRDN (b)(e)	59,850	59,850
Series 2006 C, 1.26% (FSA Insured), VRDN (b)(e)	51,465	51,465
Series 2007 A, 1.26% (FSA Insured), VRDN (b)(e)	24,700	24,700
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2003 C, 1.7% (FSA Insured), VRDN (b)(e)	520	520
Series 2006 B, 1.86% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	12,800	12,800
Series 2006 C, 1.66% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	15,000	15,000
Michigan Muni. Bond Auth. Rev. RAN Series B2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	44,100	44,176
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 DT, 1.7%, LOC KeyBank NA, VRDN (b)(e)	11,100	11,100
(Dow Chemical Co. Proj.) 2.2%, VRDN (b)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 1.77%, LOC Comerica Bank, Detroit, VRDN (b)(e)	800	800
(Majestic Ind., Inc. Proj.) 1.77%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,500	1,500
Wayne County Arpt. Auth. Rev. Participating VRDN Series DB 652, 1.74% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	23,940	23,940
		650,007
Minnesota - 1.0%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 1.75%, LOC Fannie Mae, VRDN (b)(e)	5,425	5,425
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	6,700	6,700
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Childrens Health Care Proj.) Series 2004 A, 1.43% (FSA Insured), VRDN (b)	7,900	7,900
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Bonds Series A, 5% 1/1/09 (e)	1,745	1,762
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Participating VRDN:
Series PT 1457, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 5,050	$ 5,050
Series PT 1459, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,530	5,530
2.2% 6/9/08, LOC WestLB AG, CP (e)	6,768	6,768
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.75%, LOC LaSalle Bank NA, VRDN (b)(e)	3,700	3,700
Minnesota Gen. Oblig. Bonds:
5% 8/1/08	37,675	37,755
5% 11/1/08	7,385	7,433
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 03 L28J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,600	3,600
Series LB 04 L23, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,650	4,650
Series LB 06 K23, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,000	5,000
Series LB 07 P53W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,595	6,595
Series Merlots 01 B3, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,370	1,370
Series Putters 1207, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,745	4,745
Series Putters 1552, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	2,325	2,325
Series UBS 07 35, 1.73% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	30,920	30,920
(Minnesota Residential Hsg. Fin. Proj.) Series I, 1.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	6,600	6,600
(Residential Hsg. Fin. Proj.) Bonds Series O, 3.35% 12/18/08 (e)	11,800	11,800
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 1.72%, LOC LaSalle Bank NA, VRDN (b)(e)	15,445	15,445
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.):
Series D, 1.68%, tender 3/30/09 (b)	10,000	10,000
Series E, 1.68%, tender 5/7/09 (b)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 C, 1.62% (Assured Guaranty Corp. Insured), VRDN (b)	$ 5,000	$ 5,000
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 1.72%, LOC LaSalle Bank NA, VRDN (b)(e)	16,885	16,885
		224,958
Mississippi - 0.3%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.7%, VRDN (b)(e)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 1.85%, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 1.4%, VRDN (b)	9,500	9,500
Mississippi Bus. Fin. Corp. Rev. (DDR Gulfport Promenade LLC Proj.) Series 2007, 1.62%, LOC Regions Bank of Alabama, VRDN (b)	7,000	7,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.85%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 1.86%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
		72,800
Missouri - 1.3%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	12,900	12,900
Greene County Reorganized School District # R-3 Participating VRDN Series Putters 2546, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,565	4,565
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 1.72%, LOC Freddie Mac, VRDN (b)(e)	12,900	12,900
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)(e)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.73%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 1.68% (Liquidity Facility Wachovia Bank NA) (b)(g)	13,160	13,160
(Lutheran High School Assoc. Proj.) 1.72%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 2587, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 8,885	$ 8,885
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	25,600	25,600
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1990 B, 1.7%, LOC Bank of America NA, VRDN (b)(e)	37,800	37,800
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 496, 1.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	19,540	19,540
Series Putters 2623, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,345	5,345
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,075	3,075
Series Clipper 05 14, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	14,124	14,124
Series FRRI 03 L5J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,500	4,500
Series FRRI A64, 2.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	650	650
Series LB 04 L15, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,515	3,515
Series LB 04 L35J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,300	4,300
Series Merlots 01 A28, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,270	1,270
Series Putters 1208, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	3,420	3,420
Series Putters 1514, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	2,175	2,175
Series Putters 224, 1.97% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	1,250	1,250
Saint Louis Arpt. Rev. Participating VRDN:
Series EC 1086, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,880	2,880
Series MT 414, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	9,990	9,990
Series PT 4013, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	18,620	18,620
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	26,500	26,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.) Series 2001 A, 1.5%, LOC LaSalle Bank NA, VRDN (b)(e)	$ 4,500	$ 4,500
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 2.07% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	31,080	31,080
		294,994
Montana - 0.2%
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	14,305	14,305
Series LB 03 L33J, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	12,355	12,355
Series LB 04 6, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,080	5,080
Series Merlots 02 A19, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	3,205	3,205
		34,945
Nebraska - 1.2%
Central Plains Energy Nebraska Gas Proj. Rev. Participating VRDN Series EC 1121, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	14,875	14,875
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.75%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Lincoln Elec. Sys. Rev. Series 2005, 2.1% 7/8/08, CP	36,250	36,250
Nebraska Hsg. Participating VRDN Series LB 06 K76, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	8,810	8,810
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series FRRI L31, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	35	35
Series Merlots 00 UU, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,265	2,265
Series Putters 1352, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	5,285	5,285
Series 2001 E, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	12,305	12,305
Series 2002 F, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	16,380	16,380
Series 2003 B, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,315	9,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2003 E, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	$ 3,810	$ 3,810
Series 2004 B, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	2,000	2,000
Series 2004 G, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	2,105	2,105
Series 2005 B, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	14,040	14,040
Series 2006 B, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	16,880	16,880
Series 2007 H, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	48,500	48,500
Series 2008 D, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	12,500	12,500
Series B, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	30,755	30,755
Nebraska Pub. Pwr. District Rev. Participating VRDN:
Series EGL 04 16 Class A, 1.66% (Liquidity Facility Citibank NA) (b)(g)	5,330	5,330
Series Putters 2588, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,835	5,835
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 1.65% (Liquidity Facility Citibank NA) (b)(g)	28,910	28,910
		279,185
Nevada - 1.3%
Clark County Arpt. Rev.:
Bonds Series 2006 B1, 5% 7/1/08 (e)	129,925	130,094
Series 2008 C1, 1.63%, LOC Bayerische Landesbank (UNGTD), VRDN (b)(e)	26,900	26,900
Series 2008 C2, 1.85%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	46,050	46,050
Series 2008 C3, 1.75%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	23,000	23,000
Clark County Fuel Tax Participating VRDN Series MS 06 2201, 2.12% (Liquidity Facility Morgan Stanley) (b)(g)	7,008	7,008
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series A, 1.85%, LOC Bank of America NA, VRDN (b)(e)	6,000	6,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Participating VRDN Series DBE 506, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	4,205	4,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District Participating VRDN Series PZ 168, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 18,420	$ 18,420
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 1.9%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	13,100	13,100
(Republic Svcs., Inc. Proj.) 2.9%, VRDN (b)(e)	7,500	7,500
(Valley Joist, Inc. Proj.) Series A, 1.86%, LOC Regions Bank of Alabama, VRDN (b)(e)	6,845	6,845
Nevada Gen. Oblig. Bonds Series A, 5% 8/1/08 (FSA Insured)	5,180	5,191
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	355	355
(Horizon Apt. Hsg. Proj.) Series 2000 A, 1.85%, LOC Fannie Mae, VRDN (b)(e)	5,510	5,510
		300,178
New Hampshire - 1.1%
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 1.68%, LOC Wachovia Bank NA, VRDN (b)(e)	10,500	10,500
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 1.75%, LOC Bank of America NA, VRDN (b)(e)	4,800	4,800
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 1.05% tender 6/12/08, CP mode (e)	20,000	20,000
Series 1990 B, 2.25% tender 7/2/08, CP mode	40,600	40,600
Series 1990 A, 1.66% tender 7/7/08, CP mode (e)	4,000	4,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 1.85%, LOC Wachovia Bank NA, VRDN (b)(e)	4,925	4,925
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 2.05%, LOC HSBC Bank USA, VRDN (b)(e)	2,750	2,750
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) 1.72%, LOC Deutsche Bank AG, VRDN (b)(e)	25,000	25,000
(Lonza Biologies, Inc. Proj.) 1.72%, LOC Deutsche Bank AG, VRDN (b)(e)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 B, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	$ 955	$ 955
Series Clipper 05 3, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	52,000	52,000
Series Merlots 00 A29, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,255	1,255
Series Merlots 00 B13, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	325	325
Series Merlots 01 A51, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,775	1,775
Series Merlots 01 A82, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,905	1,905
Series Merlots 97 F, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,860	1,860
Series PA 1404R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	16,935	16,935
Series Putters 1210 B, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	5,900	5,900
Series Putters 1284 B, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	6,130	6,130
Series Putters 1555, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	5,810	5,810
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	11,590	11,590
		239,015
New Jersey - 0.3%
Cherry Hill Township Gen. Oblig. BAN 4% 10/21/08	21,214	21,258
Essex County Gen. Oblig. BAN 4.25% 8/20/08	17,600	17,623
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	25,000	25,038
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN Series Putters 2619, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,470	2,470
		66,389
New Mexico - 0.3%
Albuquerque Gen. Oblig. Bonds Series A, 5% 7/1/08	4,285	4,290
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,785	1,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series RBC I 36, 1.75% (Liquidity Facility Royal Bank of Canada) (b)(e)(g)	$ 24,695	$ 24,695
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series LB 06 P56, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,210	4,210
Series Merlots 00 A9, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,405	1,405
Series Merlots 01 A37, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,360	4,360
New Mexico Severance Tax Rev. Bonds Series A, 5% 7/1/08	15,000	15,016
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,655	10,655
		66,416
New York - 0.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 1998 A, 5.25% 12/1/26 (Pre-Refunded to 6/1/08 @ 101) (f)	4,000	4,040
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Related-Upper East Proj.) Series A, 1.8%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	5,400	5,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2559, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,995	1,995
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 1.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(g)	22,380	22,380
Series Putters 2535, 1.7% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,780	7,780
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 1.71%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Biltmore Tower Hsg. Proj.) Series A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	43,300	43,300
(Chelsea Apts. Proj.) Series A, 1.71%, LOC Fannie Mae, VRDN (b)(e)	28,780	28,780
(East 39th Street Hsg. Proj.) Series 2000 A, 1.75%, LOC Fannie Mae, VRDN (b)(e)	11,000	11,000
(South Cove Plaza Proj.) Series A, 1.71%, LOC Freddie Mac, VRDN (b)(e)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 2.35% (AMBAC Insured), VRDN (b)	$ 12,470	$ 12,470
New York Thruway Auth. Gen. Rev. Participating VRDN Series MS 2104, 1.72% (Liquidity Facility Morgan Stanley) (b)(g)	529	529
		166,374
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	151,450	151,450
Non State Specific - 0.6%
Multi-state Hsg. Participating VRDN:
Series Clipper 06 2, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	11,073	11,073
Series Clipper 07 14, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	16,276	16,276
Series Clipper 07 19, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	8,023	8,023
Series Clipper 07 47, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	36,020	36,020
Series Clipper 07 52, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	34,045	34,045
Series LB 05 L11, 2.21% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	10,530	10,530
Series LB 05 LJ5, 2.21% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	16,090	16,090
Series LB 06 P30U, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	11,230	11,230
		143,287
North Carolina - 1.2%
Charlotte Gen. Oblig. Series 2007, 1.52% (Liquidity Facility KBC Bank NV), VRDN (b)	900	900
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.57%, VRDN (b)(e)	20,000	20,000
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	2,150	2,150
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	5,710	5,710
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Services, Inc. Proj.) 2.95%, VRDN (b)(e)	$ 20,000	$ 20,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Energy Corp. Proj.):
Series 2006 A, 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	32,700	32,700
Series 2008 A, 1.7%, LOC Wells Fargo Bank NA, VRDN (b)(e)	20,000	20,000
Series 2008 B, 1.75%, LOC Wells Fargo Bank NA, VRDN (b)(e)	15,000	15,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	27,165	27,165
Series FRRI 02 L7, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,460	1,460
Series FRRI 03 L17, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	2,100	2,100
Series LB 03 L44J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,000	1,000
Series Merlots 06 B12, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	21,585	21,585
Series Putters 1553, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,795	4,795
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series EGL 07 0062, 1.68% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	17,200	17,200
Piedmont Triad Arpt. Auth. Series 2008 B, 1.75%, LOC Branch Banking & Trust Co., VRDN (b)(e)	6,100	6,100
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	6,500	6,500
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	5,300	5,300
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(g)	42,710	42,710
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.85%, LOC Harris NA, VRDN (b)(e)	$ 1,200	$ 1,200
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,000	5,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 1.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	100	100
		275,715
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 1.72%, LOC LaSalle Bank NA, VRDN (b)(e)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,745	2,745
North Dakota Hsg. Fin. Agcy. Rev.:
Bonds (Home Mtg. Fin. Prog.) Series 2008 C, 3% 4/14/09 (e)	18,750	18,830
(Home Mtg. Fin. Prog.):
Series 2005 A, 1.64% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	19,100	19,100
Series 2008 A, 1.64% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	13,700	13,700
		112,375
Ohio - 2.8%
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 1.68%, LOC Bank of New York, New York, VRDN (b)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 1.74% (Deutsche Post AG Guaranteed), VRDN (b)(e)	38,600	38,600
Series 2007 B, 1.74% (Deutsche Post AG Guaranteed), VRDN (b)(e)	55,300	55,300
Series 2007 C, 1.74% (Deutsche Post AG Guaranteed), VRDN (b)(e)	33,800	33,800
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,300	5,300
Franklin County Hosp. Rev. (OhioHealth Corp. Proj.) 1.6% (AMBAC Insured), VRDN (b)	49,635	49,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 1.33%, LOC KeyBank NA, VRDN (b)	$ 10,000	$ 10,000
Series 2007B, 1.33%, LOC KeyBank NA, VRDN (b)	16,000	16,000
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,115	6,115
Series 2000, 1.62%, LOC JPMorgan Chase Bank, VRDN (b)	2,025	2,025
Series 2007 N, 1.62%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Lancaster Port Auth. Gas Rev. 1.6% (Liquidity Facility Royal Bank of Canada), VRDN (b)	27,800	27,800
Miamisburg City School District BAN 2.5% 11/13/08	38,100	38,218
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.67%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,030	14,030
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2%, VRDN (b)	13,700	13,700
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 B, 1.4%, VRDN (b)	100	100
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 03 L46J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,000	3,000
Series Putters 1334, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	2,240	2,240
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 1.7% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	26,500	26,500
Series 2006 F, 1.75% (Liquidity Facility Citibank NA), VRDN (b)(e)	2,750	2,750
Series B, 1.63% (Liquidity Facility Citibank NA), VRDN (b)(e)	21,500	21,500
Series H, 1.63% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	14,000	14,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 1.75%, LOC Charter One Bank NA, VRDN (b)(e)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 1.63% (Liquidity Facility Citibank NA), VRDN (b)(e)	52,000	52,000
Series 2006 J, 1.63% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	58,000	58,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 M, 1.75% (Liquidity Facility Citibank NA), VRDN (b)(e)	$ 31,600	$ 31,600
Series 2007 J, 1.7% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	31,000	31,000
Series 2008 B, 1.83% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,400	10,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.75%, LOC Bank of America NA, VRDN (b)(e)	8,100	8,100
Olentangy Local School District BAN 2.5% 11/17/08	24,600	24,678
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 1.81%, LOC KeyBank NA, VRDN (b)(e)	2,200	2,200
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 3.05%, LOC JPMorgan Chase Bank, VRDN (b)(e)	440	440
Toledo Gen. Oblig. BAN 2.5% 10/23/08	7,550	7,568
		621,699
Oklahoma - 0.3%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000	1,000
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.) Series 2002 B, 1.75%, VRDN (b)(e)	2,500	2,500
(Shawnee Fdg. LP Proj.) Series 1996, 1.75%, LOC Bank of Nova Scotia, VRDN (b)(e)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	22,440	22,440
Series LB 06 P42, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,990	7,990
Series LB 99 A5, 2.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	570	570
Series Putters 1380, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	9,850	9,850
Oklahoma Industries Auth. Rev. Bonds (INTEGRIS Health Proj.) 6% 8/15/08	4,465	4,486
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 1.63%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.8%, LOC Bank of America NA, VRDN (b)(e)	$ 900	$ 900
Univ. Hosps Trust Rev. Series 2005 A, 1.55%, LOC Bank of America NA, VRDN (b)	8,850	8,850
		76,706
Oregon - 0.5%
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	28,700	28,719
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,925	1,925
Series MT 228, 1.87% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(g)	12,640	12,640
Series MT 294, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	900	900
Series PT 539, 1.87% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	4,690	4,690
Oregon Hsg. & Cmnty. Services Dept. Mtg. Rev. Participating VRDN Series LB 08 P17W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	25,125	25,125
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,990	4,990
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.85%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	1,500	1,500
(New Columbia - Trouton Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	24,730	24,730
		107,119
Pennsylvania - 5.1%
Allegheny County Participating VRDN Series Floaters 2530, 1.67% (Liquidity Facility Morgan Stanley) (b)(g)	3,885	3,885
Allegheny County Arpt. Auth. Rev. Participating VRDN Series MT 508, 1.67% (Liquidity Facility DEPFA BANK PLC) (b)(e)(g)	12,800	12,800
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Putters 1281, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	52,645	52,645
Series Putters 1965, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	14,990	14,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Berks County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 2.5% tender 6/2/08, CP mode (e)	$ 16,700	$ 16,700
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	78,825	78,825
Series 1998 A2, 1.75%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,805	12,805
Chester County Indl. Dev. Auth. Rev. (Archdiocese of Philadelphia Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (b)	8,935	8,935
Dallastown Area School District York County 1.62% (FSA Insured), VRDN (b)	31,655	31,655
Haverford Township School District 1.62% (FSA Insured), VRDN (b)	34,800	34,800
Lehigh County Gen. Purp. Auth. (Lehigh Valley Health Network Proj.) Series A, 1.65% (FSA Insured), VRDN (b)	32,450	32,450
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.75%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,500	1,500
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 2% tender 7/10/08, CP mode (e)	18,250	18,250
Series 1991, 2.5% tender 6/2/08, CP mode (e)	10,250	10,250
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.7%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (b)(e)	6,100	6,100
(Amtrak Proj.) Series B, 1.86%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	21,200	21,200
(Shippingport Proj.) Series A, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 1.7% 7/8/08, CP	39,365	39,365
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) 1.69%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(e)	5,500	5,500
Series 1994 B3, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	400	400
Series 1996 D5, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,500	1,500
Series 1997 B1, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1997 B4, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 700	$ 700
Series 1997 B6, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100	100
Series 1997 B8, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500	500
Series 1997 B9, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 1.925%, VRDN (b)(e)	8,400	8,400
Series B, 1.98% (Sunoco, Inc. Guaranteed), VRDN (b)(e)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1999 A, 3.25% (AMBAC Insured), VRDN (b)(e)	39,700	39,700
Series 2002 B, 1.8% (FSA Insured), VRDN (b)(e)	47,200	47,200
Series A, 1.8% (FSA Insured), VRDN (b)(e)	79,000	79,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series LB 06 P35, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,900	3,900
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds:
Series 2003, 2.62%, tender 6/1/08 (b)(e)	5,026	5,026
Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York) (b)(e)(g)(h)	7,015	7,015
Participating VRDN:
Series BA 08 1108, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,750	6,750
Series Merlots 06 B15, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,260	5,260
Series Putters 152, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	4,000	4,000
Series 2002 74A, 1.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2002 75A, 1.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2003 77B, 1.7% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	14,975	14,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 77C, 1.7% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	$ 13,075	$ 13,075
Series 2003 79B, 1.8% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	20,900	20,900
Series 2004 81B, 1.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	9,255	9,255
Series 2004 81C, 1.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	54,600	54,600
Series 2007 100C, 1.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	27,000	27,000
Series 2008 102C, 1.7% (Liquidity Facility Bank of America NA), VRDN (b)(e)	28,800	28,800
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series A, 1.62% (FSA Insured), VRDN (b)	30,000	30,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series EGL 06 161, 1.68% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(g)	19,000	19,000
Series Putters 2837, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	20,990	20,990
Series Putters 2888Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,675	12,675
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B2, 1.6%, LOC Bank of America NA, VRDN (b)	13,700	13,700
Series 2008 B6, 1.6%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Philadelphia Arpt. Rev.:
Participating VRDN Series Putters 2260Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	2,800	2,800
Series 2005 C, 1.95% (MBIA Insured), VRDN (b)(e)	36,085	36,085
Philadelphia Gen. Oblig.:
Series 2007 B, 1.62% (FSA Insured), VRDN (b)	61,600	61,600
TRAN Series A, 4.5% 6/30/08	27,400	27,417
Philadelphia School District Series 2008 A1, 1.55%, LOC Bank of America NA, VRDN (b)	40,900	40,900
York County Hosp. Auth. Hosp. Rev. Participating VRDN Series LB 08 P44, 2.95% (Liquidity Facility Bank of New York, New York) (b)(g)	14,400	14,400
		1,145,678
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.63% (Liquidity Facility Bank of America NA) (b)(g)	$ 18,830	$ 18,830
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series EGL 07 0046, 1.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(g)	14,850	14,850
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 2.25%, tender 3/1/09 (b)	2,680	2,680
		36,360
Rhode Island - 0.2%
Rhode Island Hsg. & Mtg. Fin. Corp.:
Participating VRDN Series PT 3618, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,300	4,300
(Homeownership Opportunity Prog.) Series 95 C, 1.73% (Liquidity Facility Bank of America NA), VRDN (b)(e)	12,500	12,500
(The Groves at Johnston Proj.) 1.73%, LOC KeyBank NA, VRDN (b)(e)	15,000	15,000
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		36,800
South Carolina - 1.0%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.8%, VRDN (b)(e)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.7%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,650	7,650
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 1.75%, LOC Bank of America NA, VRDN (b)(e)	11,075	11,075
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.43%, VRDN (b)	2,600	2,600
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2008 C, 1.63% (Assured Guaranty Corp. Insured), VRDN (b)	22,500	22,500
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Bonds Series B, 3.87% 9/2/08 (e)	16,700	16,700
Participating VRDN:
Series Putters 1388, 2.07% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	5,105	5,105
Series ROC II R 398, 1.73% (Liquidity Facility Citibank NA) (b)(e)(g)	2,020	2,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	$ 2,900	$ 2,900
(City Heights Apt. Proj.) Series 2000 A1, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
(Alfmeier Corp. Proj.) 1.7%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	1,400	1,400
(Carolina Ceramics LLC Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	2,800	2,800
(Carolina Piedmont Foundation Proj.) 1.6%, LOC Bank of America NA, VRDN (b)	5,720	5,720
(Carolinas Recycling Group Proj.) Series 2001, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	2,400	2,400
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	9,000	9,000
(Keys Printing Co. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	800	800
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.74%, LOC Wachovia Bank NA, VRDN (b)(e)	1,100	1,100
Series 1997 B, 1.74%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Series C, 1.74%, LOC Wachovia Bank NA, VRDN (b)(e)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,800	4,800
(Ring Missouri LP Proj.) Series 1999, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	1,785	1,785
(Turnils North America Proj.) Series 1999, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series Putters 2884Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	9,865	9,865
Series 1998 B, 1.83% (FSA Insured), VRDN (b)(e)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11426, 1.6% (Liquidity Facility Citibank NA) (b)(g)	$ 30,000	$ 30,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 8/1/08, CP mode	27,800	27,800
		236,190
South Dakota - 0.7%
South Dakota Hsg. Dev. Auth.:
Bonds (Homeownership Mtg. Prog.):
Series 2007 C, 4.5% 6/1/08 (e)	27,500	27,500
Series 2007 F, 4.25% 8/15/08 (e)	26,000	26,023
Participating VRDN:
Series LB 04 L34J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,415	1,415
Series LB 06 K21, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,015	6,015
Series LB 06 P41, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	2,325	2,325
Series PA 1436, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,480	8,480
Series Putters 1415, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	3,650	3,650
Series ROC II R 13046, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	17,415	17,415
(Harmony Heights Proj.) Series 2001, 1.77%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
(Homeownership Mtg. Prog.) Series 2006 C, 1.63% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	45,000	45,000
(Homeownership Mtg. Prog.) Series 2003 F, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	10,000	10,000
		154,323
Tennessee - 1.6%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Clarksville Pub. Bldg. Auth. Rev. Series 2001, 1.6%, LOC SunTrust Banks, Inc., VRDN (b)	1,825	1,825
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.75%, LOC Bank of America NA, VRDN (b)(e)	17,000	17,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 2.05%, VRDN (b)(e)	11,600	11,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.68%, LOC Rabobank Nederland, VRDN (b)(e)	$ 42,100	$ 42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.63%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DCL 08 36, 1.7% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	10,370	10,370
Series DCL 08 37, 1.7% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	10,290	10,290
Series PT 3897, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
Metropolitan Nashville Arpt. Auth. Passenger Facilities Charge Rev. 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	12,375	12,375
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.8%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	23,775	23,775
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.75%, LOC LaSalle Bank NA, VRDN (b)(e)	5,000	5,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 1.62%, LOC LaSalle Bank NA, VRDN (b)	7,225	7,225
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 06 F6, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	16,870	16,870
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	34,000	34,000
Tennessee Hsg. Dev. Agcy.:
Bonds Series Merlots C51, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York) (b)(e)(g)(h)	34,405	34,405
Participating VRDN:
Series BA 01 H, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,230	2,230
Series FRRI 02 L13, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	2,045	2,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy.: - continued
Participating VRDN:
Series LB 04 L7, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	$ 1,505	$ 1,505
Series LB 07 P99W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	19,975	19,975
Series LB L32J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,185	5,185
Series Stars 08 002, 1.72% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	10,625	10,625
Tennessee Hsg. Dev. Agcy. Single Family Hsg. Rev. Participating VRDN:
Series LB 07 P76W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	16,000	16,000
Series LB 07 P77W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	33,725	33,725
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.75%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		370,620
Texas - 14.1%
Austin Arpt. Sys. Rev.:
Series 2005 1, 1.75% (FSA Guaranteed), VRDN (b)(e)	23,500	23,500
Series 2005 2, 1.75% (FSA Insured), VRDN (b)(e)	66,400	66,400
Series 2005 3, 1.8% (FSA Insured), VRDN (b)(e)	15,300	15,300
Series 2005 4, 1.8% (FSA Guaranteed), VRDN (b)(e)	23,450	23,450
Austin Elec. Util. Sys. Rev. Participating VRDN Series ROC II R 10100, 1.65% (Liquidity Facility Citibank NA) (b)(g)	8,310	8,310
Austin Util. Sys. Rev. Series A:
2.1% 7/15/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,633	15,633
2.15% 7/15/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	22,000	22,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 157, 1.65% (Liquidity Facility Wells Fargo & Co.) (b)(g)	8,395	8,395
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 1.88%, LOC Citibank NA, VRDN (b)(e)	102,535	102,535
Series 2001 D2, 1.88%, LOC Citibank NA, VRDN (b)(e)	59,400	59,400
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev.:
(Dow Chemical Co. Proj.) Series A2, 1.55%, VRDN (b)(e)	10,500	10,500
(JT Venture Proj.) Series 1998, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev.: - continued
(Merey Sweeny LP Proj.) Series 2002 A, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 6,000	$ 6,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.7% tender 7/2/08, CP mode	12,000	12,000
Brazosport Independent School District Participating VRDN:
Series PT 1690, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10	10
Series PT 2315, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,295	5,295
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.75%, LOC HSBC Bank USA, VRDN (b)(e)	6,250	6,250
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.75%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2007 A, 1.75%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	43,500	43,500
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.63%, LOC Citibank NA, VRDN (b)(e)	14,300	14,300
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	7,660	7,660
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 1.7% 6/27/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,985	4,985
Series MT 407, 1.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)(h)	12,490	12,490
Series PT 3875, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	10,170	10,170
Series PT 3976, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	20,490	20,490
Series ROC II R 12084, 1.73% (Liquidity Facility Citigroup, Inc.) (b)(e)(g)	16,830	16,830
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	7,680	7,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas North Texas Tollway Auth. Series A, 1.62% 7/14/08, LOC Bank of America NA, CP	$ 30,000	$ 30,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12044, 1.66% (Liquidity Facility Citigroup, Inc.) (b)(g)	22,295	22,295
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,825	6,825
Denton Independent School District Participating VRDN Series Putters 2603, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,700	3,700
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.85%, LOC Harris NA, VRDN (b)(e)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(g)	4,120	4,120
El Paso Independent School District Participating VRDN Series PT 4220, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,880	11,880
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,350	1,350
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	700	700
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 2.63%, LOC SunTrust Banks, Inc., VRDN (b)(e)	3,215	3,215
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 3.75%, tender 6/1/08, LOC State Street Bank & Trust Co., Boston (b)(e)	30,000	30,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 1.73%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	10,400	10,400
Gulf Coast Indl. Dev. Auth. 1.82%, LOC Wells Fargo Bank NA, VRDN (b)	5,280	5,280
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 1.45%, VRDN (b)(e)	20,900	20,900
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
1.8% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	15,000	15,000
1.8% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 14,000	$ 14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.87%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,975	2,975
Harris County Flood Cont. District Participating VRDN:
Series Putters 2542, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,315	1,315
Series ROC II R 11313, 1.6% (Liquidity Facility Citibank NA) (b)(g)	13,085	13,085
Harris County Gen. Oblig. Participating VRDN:
Series Merlots 08 D122, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(g)	10,000	10,000
Series Putters 1172Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,990	6,990
Series ROC II R 12038, 1.67% (Liquidity Facility Citigroup, Inc.) (b)(g)	5,580	5,580
Series ROC II R 718 PB, 1.65% (Liquidity Facility Deutsche Postbank AG) (b)(g)	8,465	8,465
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.63%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Louetta Village Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	12,340	12,340
(Primrose at Bammel Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 1.75%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	13,350	13,350
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 1.6%, VRDN (b)(e)	94,000	94,000
Harris County MTA Sales & Use Tax Series 2005 A, 2.35% 6/18/08, LOC DEPFA BANK PLC, CP	16,000	16,000
Hays Consolidated Independent School District Participating VRDN Series PT 2539, 1.62% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	14,515	14,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series EGL 07 0117, 1.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(g)	$ 7,000	$ 7,000
Series Merlots 01 B4, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	18,890	18,890
Series ROC II R 40, 1.73% (Liquidity Facility Citibank NA) (b)(e)(g)	10,125	10,125
Series ROC II R 41, 1.73% (Liquidity Facility Citibank NA) (b)(e)(g)	12,825	12,825
Series 2002 A:
1.7% 6/5/08, LOC Dexia Cr. Local de France, CP (e)	31,500	31,500
1.7% 6/5/08, LOC Dexia Cr. Local de France, CP (e)	11,500	11,500
Series A, 1.59% (FSA Insured), VRDN (b)(e)	52,000	51,991
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 1.63%, LOC Citibank NA, VRDN (b)(e)	10,000	10,000
(Little Nell Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	13,500	13,500
(Mayfair Park Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
Houston Independent School District Participating VRDN Series PT 3968, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,000	11,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,200	4,200
Houston Util. Sys. Rev. Participating VRDN:
Series EGL 07 0086, 1.66% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(g)	30,350	30,350
Series PT 4159, 1.63% (Liquidity Facility Dexia Cr. Local de France) (b)(g)(h)	29,530	29,530
Series ROC II R 11411, 1.65% (Liquidity Facility Citibank NA) (b)(g)	10,000	10,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.8%, VRDN (b)(e)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN:
Series DB 512, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	3,250	3,250
Series Putters 1809, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,135	8,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 1.68% (Liquidity Facility Citibank NA) (b)(g)	$ 6,000	$ 6,000
Series A:
1.6% 6/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	9,700	9,700
2.25% 6/11/08 (Liquidity Facility JPMorgan Chase Bank), CP	14,800	14,800
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	11,950	11,950
Mansfield Independent School District:
Participating VRDN Series SGA 129. 1.67% (Liquidity Facility Societe Generale) (b)(g)	5,000	5,000
1.65% (Permanent School Fund of Texas Guaranteed), VRDN (b)	4,720	4,720
McAllen Independent School District Participating VRDN Series Merlots 08 D49, 1.68% (Liquidity Facility Wachovia Bank NA) (b)(g)	12,105	12,105
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 1.9%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.63%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 A, 1.9%, LOC DEPFA BANK PLC, VRDN (b)(e)	29,100	29,100
Series 2005 C, 1.9%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	98,800	98,800
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series ROC II R 12203, 1.66% (Liquidity Facility Bank of New York, New York) (b)(g)	8,000	8,000
Northside Independent School District Participating VRDN Series PT 2254, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,645	10,645
Northwest Texas Independent School District Bonds 0% 8/15/25 (Permanent School Fund of Texas Guaranteed) (Pre-Refunded to 8/15/08 @ 34.722) (f)	26,195	9,184
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.15% tender 6/9/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	27,900	27,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Independent School District Participating VRDN Series Putters 2579, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 3,510	$ 3,510
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
2%, VRDN (b)(e)	13,000	13,000
2.05%, VRDN (b)(e)	50,630	50,630
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2006, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)(e)	37,300	37,300
1.45%, LOC BNP Paribas SA, VRDN (b)(e)	44,000	44,000
1.7%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	39,200	39,200
Round Rock Independent School District Participating VRDN Series SGA 133, 1.67% (Liquidity Facility Societe Generale) (b)(g)	11,215	11,215
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series Merlots 07 D74, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,500	6,500
Series MT 136, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series DB 602, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	8,370	8,370
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series PT 3921, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	12,990	12,990
San Antonio Gen. Oblig. Bonds 5% 8/1/08	10,940	10,967
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series Putters 1693, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	14,210	14,210
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.8%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 05 3005 Class A, 1.66% (Liquidity Facility Citibank NA) (b)(g)	40,000	40,000
Series 2003 A, 2.1% (MBIA Insured), VRDN (b)	17,545	17,545
Southeast Texas Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series LB 05 L16, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	17,849	17,849
Spring Independent School District Participating VRDN Series DB 603, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	3,830	3,830
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN:
Series LB 04 L2, 1.83% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	$ 3,185	$ 3,185
Series LB 05 L4J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,925	5,925
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Residences at Sunset Pointe Proj.) 1.86%, LOC Bank of America NA, VRDN (b)(e)	15,000	15,000
(Windshire Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	3,900	3,900
(Chisholm Trail Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	5,900	5,900
(Pinnacle Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	7,365	7,365
(Post Oak East Apts. Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev.:
Participating VRDN:
Series BA 1048, 1.66% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,180	6,180
Series FRRI 02 L9, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,625	5,625
Series LB 04 L16, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,095	3,095
Series LB 04 L79, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,055	6,055
Series ROC II R 11215 WF, 1.67% (Liquidity Facility Wells Fargo & Co.) (b)(e)(g)	14,995	14,995
Series ROC II R 178, 1.76% (Liquidity Facility Citibank NA) (b)(e)(g)	4,040	4,040
Series 2004 B, 1.8% (FSA Insured), VRDN (b)(e)	42,800	42,800
Series 2004 D, 1.67% (FSA Insured), VRDN (b)(e)	29,200	29,200
Series 2006 H, 1.7% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	18,000	18,000
Series 2007 A, 1.85% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	31,100	31,100
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series LB 06 K95, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
2.4%, tender 6/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 14,925	$ 14,925
2.4%, tender 6/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,110	3,110
2.4%, tender 6/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,670	3,670
2.4%, tender 6/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,565	5,565
2.4%, tender 6/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,975	4,975
4.75% 8/1/08 (e)	4,000	4,013
Participating VRDN:
Series BA 07 1026, 1.65% (Liquidity Facility Bank of America NA) (b)(g)	31,000	31,000
Series BA 1053, 1.66% (Liquidity Facility Bank of America NA) (b)(g)	12,190	12,190
Series DB 448, 1.66% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	2,905	2,905
Series FRRI 01 L41, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,510	5,510
Series Merlots 08 D71, 1.68% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,000	5,000
Series Putter 2618, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,400	5,400
Series Putters 2492, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	20,000	20,000
Series ROC II R 11087, 1.68% (Liquidity Facility Citibank NA) (b)(e)(g)	15,695	15,695
(Veterans Hsg. Assistance Prog.) Fund II Series 2002 A2:
1.85%, VRDN (b)(e)	7,900	7,900
1.85%, VRDN (b)(e)	11,650	11,650
(Veterans Land Proj.) Series A, 1.85%, VRDN (b)(e)	28,835	28,835
(Veterans' Hsg. Assistance Prog.):
Series 2006 D, 1.65% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(e)	24,430	24,430
Series 2007 II B, 1.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	5,000	5,000
Series IIB, 1.86% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	41,670	41,670
TRAN 4.5% 8/28/08	758,700	760,142
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	$ 7,000	$ 7,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series PT 1173, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	900	900
Series PT 4449, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	20,000	20,000
Series Putters 2563, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,995	3,995
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	6,700	6,700
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Bonds 5.25% 8/1/08 (MBIA Insured)	8,100	8,121
		3,185,870
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series A, 5% 7/1/08 (FSA Insured)	5,130	5,135
Salt Lake City Sales Tax Rev. 1.66% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,075	4,075
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series DCL 021, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	14,235	14,235
Series Merlots 08 D104, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,000	7,000
		38,930
Vermont - 0.1%
Vermont Gen. Oblig. Bonds Series 2007 F, 4% 7/15/08	5,400	5,406
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series BA 02 I, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	685	685
Series LB 04 L13, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,855	1,855
Series LB 04 L76, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,685	3,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Hsg. Fin. Agcy. Single Family: - continued
Series 17 A, 1.8% (FSA Insured), VRDN (b)(e)	$ 5,850	$ 5,850
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.75%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	12,300	12,300
		29,781
Virginia - 2.0%
Alexandria Indl. Dev. Auth. Headquarters Facilities Rev. (American Society of Clinical Oncology Proj.) Series 2008 B, 1.67%, LOC SunTrust Banks, Inc., VRDN (b)	15,025	15,025
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	24,000	24,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 1.7%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(e)	14,500	14,500
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.85%, LOC Harris NA, VRDN (b)(e)	2,055	2,055
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	2,500	2,500
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 A1, 1.6%, tender 4/20/09 (b)	35,130	35,130
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
2.25% tender 9/4/08, CP mode (e)	3,200	3,200
2.45% tender 6/9/08, CP mode (e)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 1.75%, LOC Fannie Mae, VRDN (b)(e)	4,537	4,537
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 1.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	7,545	7,545
Series 1997, 1.72%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
2.05% tender 6/2/08, CP mode	$ 4,000	$ 4,000
2.55% tender 6/4/08, CP mode	3,400	3,400
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 1.68%, LOC Wachovia Bank NA, VRDN (b)(e)	5,600	5,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (b)(e)	3,545	3,545
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	5,700	5,700
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) 2.05% tender 9/5/08, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.68%, LOC Wachovia Bank NA, VRDN (b)(e)	6,950	6,950
1.68%, LOC Wachovia Bank NA, VRDN (b)(e)	7,300	7,300
Staunton Indl. Dev. Auth. Rev. (Specialty Blades, Inc. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (b)(e)	8,325	8,325
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 1.7%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 03 30 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(g)	6,600	6,600
Virginia Beach Gen. Oblig. Bonds 5% 10/1/08	4,500	4,545
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 1.6% (Liquidity Facility Citibank NA) (b)(g)	4,200	4,200
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 K75, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,100	5,100
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Bonds Series 2007 C, 3.75% 1/1/09 (e)	2,150	2,165
Participating VRDN:
Series BA 1046, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	36,960	36,960
Series BA 1047, 1.72% (Liquidity Facility Bank of America NA) (b)(e)(g)	22,080	22,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.: - continued
Participating VRDN:
Series LB 08 K19W, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	$ 8,910	$ 8,910
Series LB 08 P28W, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	41,225	41,225
Series Merlots 06 07, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	6,290	6,290
Series Merlots 06 B18, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,865	7,865
Series Merlots 06 B21, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,285	5,285
Series Merlots 07 C42, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	8,800	8,800
Series Putters 2468, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	14,175	14,175
Series Putters 2904Z, 2.12% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,995	10,995
Series ROC II R 11202, 1.68% (Liquidity Facility Citibank NA) (b)(e)(g)	5,625	5,625
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series PT 2671, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	2,595	2,595
Virginia Port Auth. Port Facilities Rev. Participating VRDN:
Series EGL 06 0119, 1.74% (Liquidity Facility Citibank NA) (b)(e)(g)	18,780	18,780
Series ROC II R 12141, 1.77% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	11,880	11,880
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	10,585	10,585
Series Merlots 06 C3, 1.83% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	10,330	10,330
		452,802
Washington - 3.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,315	9,315
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.83% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	24,955	24,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 1.71% (Liquidity Facility Deutsche Bank AG) (b)(g)	$ 5,375	$ 5,375
Series PT 1392, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,195	5,195
Series Putters 256, 1.77% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,800	2,800
Everett Indl. Dev. Corp. Exempt Facilities Rev. 2.05%, VRDN (b)(e)	9,600	9,600
King County Gen. Oblig. Participating VRDN:
Series DB 598, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	3,560	3,560
Series LB 08 K29W, 1.91% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	11,530	11,530
Series PT 1569, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,085	9,085
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.75%, LOC Bank of America NA, VRDN (b)(e)	11,470	11,470
King County Swr. Rev. Bonds Series Merlots 08 C11, 3.02%, tender 8/20/08 (Liquidity Facility Wachovia Bank NA) (b)(g)(h)	16,910	16,910
Pierce County School District #10 Tacoma Participating VRDN Series Putters 1803, 1.62% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	43,920	43,920
Port of Seattle Gen. Oblig. Series 2002 B2:
1.95% 10/2/08, LOC Bayerische Landesbank Girozentrale, CP (e)	14,505	14,505
1.95% 10/2/08, LOC Bayerische Landesbank Girozentrale, CP (e)	2,320	2,320
Port of Seattle Rev.:
Participating VRDN:
Series MT 268, 1.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)(g)	7,850	7,850
Series PT 3475, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(g)	2,670	2,670
Series PT 4185, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	14,255	14,255
Series Putters 2020, 2.07% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	7,495	7,495
Series Putters 2553Z, 1.97% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	5,135	5,135
Series ROC II R 12102, 1.75% (Liquidity Facility Citibank NA) (b)(e)(g)	12,100	12,100
Series 1997, 1.83%, LOC Fortis Banque SA, VRDN (b)(e)	108,830	108,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 2001 B1:
1.9% 7/2/08, LOC Bank of America NA, CP (e)	$ 3,825	$ 3,825
1.9% 7/7/08, LOC Bank of America NA, CP (e)	10,000	10,000
1.9% 8/5/08, LOC Bank of America NA, CP (e)	4,600	4,600
1.95% 10/6/08, LOC Bank of America NA, CP (e)	9,790	9,790
Series 2005, 1.65%, LOC Fortis Banque SA, VRDN (b)(e)	44,425	44,425
Port of Tacoma Rev.:
Participating VRDN Series ROC II R 12056, 1.76% (Liquidity Facility Citibank NA) (b)(e)(g)	28,135	28,135
1.7%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	52,000	52,000
Seattle Port Participating VRDN Series LB 06 P31U, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,025	7,025
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1.8%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.75%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
1.75%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	9,000	9,000
Series E, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	4,960	4,960
Series DB 606, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	6,165	6,165
Series LB 08 K14W, 1.91% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	4,020	4,020
Series Merlots B22, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,700	8,700
Series Piper 05 B, 1.71% (Liquidity Facility Bank of New York, New York) (b)(g)	9,895	9,895
Series PT 2562, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,675	2,675
Series ROC II R 10094, 1.6% (Liquidity Facility Citibank NA) (b)(g)	14,500	14,500
Series ROC II R 12003, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(g)	21,475	21,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series ROC II R 12023, 1.61% (Liquidity Facility Citibank NA) (b)(g)	$ 4,700	$ 4,700
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	3,100	3,100
Series LB 05 L17, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,130	6,130
Series PA 1430A, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	6,300	6,300
Series Putters 1335, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	4,575	4,575
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 1.73%, LOC Fannie Mae, VRDN (b)(e)	10,000	10,000
(Ballard Landmark Inn Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	31,190	31,190
(Crestview Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 1.63%, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 1.63%, LOC Bank of America NA, VRDN (b)(e)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 1.63%, LOC Bank of America NA, VRDN (b)(e)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Merrill Gardens at Queen Anne Proj.) Series A, 1.63%, LOC Bank of America NA, VRDN (b)(e)	16,180	16,180
(Merrill Gardens at Renton Centre Proj.) Series A, 1.63%, LOC Bank of America NA, VRDN (b)(e)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	10,120	10,120
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	$ 8,225	$ 8,225
(Vintage Mount Vernon Proj.) Series A, 1.63%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
		868,755
West Virginia - 0.3%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 1.87%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,130	4,130
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 2.1% tender 9/5/08, CP mode (e)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.7%, LOC Deutsche Bank AG, VRDN (b)(e)	10,130	10,130
Series 1990 B, 1.85%, LOC Deutsche Bank AG, VRDN (b)(e)	11,800	11,800
Series 1990 D, 1.85%, LOC Deutsche Bank AG, VRDN (b)(e)	10,900	10,900
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.97%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	3,520	3,520
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.2% tender 6/9/08, LOC Dexia Cr. Local de France, CP mode (e)	7,000	7,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	6,580	6,580
		69,880
Wisconsin - 2.4%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	520	520
Manitowoc Elec. Rev. Participating VRDN Series DBE 583, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(g)	7,115	7,115
Milwaukee Gen. Oblig.:
Bonds 5% 3/15/09	13,325	13,647
RAN:
Series 2007 M6, 4.5% 9/4/08	90,700	90,895
Series 2008 R5, 3% 12/15/08	41,800	42,058
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig.: - continued
Series C2, 0.95% 8/4/08, LOC State Street Bank & Trust Co., Boston, CP	$ 6,000	$ 6,000
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.85%, LOC Harris NA, VRDN (b)(e)	2,400	2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.87%, LOC Harris NA, VRDN (b)(e)	2,100	2,100
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.1%, LOC Harris NA, VRDN (b)(e)	740	740
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,225	1,225
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.75%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,440	1,440
Sun Prairie Area School District BAN 2% 2/20/09	9,250	9,257
Wisconsin Gen. Oblig.:
Bonds Series A, 5% 5/1/13 (Pre-Refunded to 5/1/09 @ 100) (f)	7,000	7,209
Series 2008:
1.7% 8/6/08, CP	19,730	19,730
2% 8/5/08, CP	43,190	43,190
2.25% 6/5/08, CP	25,000	25,000
2.25% 6/5/08, CP	4,000	4,000
TRAN 4.5% 6/16/08	75,000	75,023
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series LB 07 K13, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,580	7,580
Series LB 07 K15, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	7,500	7,500
Series PA 1331, 1.69% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	6,340	6,340
Series PA 1473R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,520	8,520
Series PT 3456, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	6,640	6,640
Series ROC II R 11136, 1.68% (Liquidity Facility Citibank NA) (b)(e)(g)	4,990	4,990
Series 2002 I, 1.8% (FSA Insured), VRDN (b)(e)	35,000	35,000
Series 2003 B, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	36,070	36,070
Series 2004 E, 1.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	30,240	30,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.: - continued
Series 2005 C:
1.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	$ 7,740	$ 7,740
1.85% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	12,000	12,000
Wisconsin Petroleum Inspection Fee Rev. Series 2000, 1.65% 6/3/08, CP	22,000	22,000
Wisconsin State Participating VRDN Series LB 06 K40, 2.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	1,765	1,765
		537,934
Wyoming - 0.1%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.):
Series 1984 A, 1.65%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	3,500	3,500
Series 1984 B, 1.65%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	6,160	6,160
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PA 1424R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	6,530	6,530
		16,190
Other - 2.9%
Fidelity Municipal Cash Central Fund, 1.55% (c)(d)	653,430	653,430
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $21,737,343)		21,737,343
NET OTHER ASSETS - 3.7%		839,845
NET ASSETS - 100%		$ 22,577,188
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,435,000 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,805,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Bonds 2.1%, tender 11/5/08 (Liquidity Facility Bank of New York, New York)	1/10/08	$ 5,515
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series PZ 82, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/3/06 - 9/6/07	$ 14,900
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series MT 407, 1.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	3/29/07	$ 12,490
Houston Util. Sys. Rev. Participating VRDN Series PT 4159, 1.63% (Liquidity Facility Dexia Cr. Local de France)	7/2/07	$ 29,530
Security	Acquisition Date	Cost (000s)
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/1/06 - 9/20/07	$ 13,040
King County Swr. Rev. Bonds Series Merlots 08 C11, 3.02%, tender 8/20/08 (Liquidity Facility Wachovia Bank NA)	3/6/08	$ 16,910
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York)	2/20/08	$ 7,015
Tennessee Hsg. Dev. Agcy. Bonds Series Merlots C51, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York)	6/14/07 - 2/20/08	$ 34,405
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 13,827
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $21,737,343,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® AMT Tax-Free
Money Fund

May 31, 2008

1.802206.104

SMM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Floaters 2212, 1.67% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 5,965	$ 5,965
Series MS 06 2200, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	8,000	8,000
Series ROC II R 11310, 1.62% (Liquidity Facility Citibank NA) (b)(d)	4,700	4,700
Birmingham Gen. Oblig. Bonds Series 2002 A, 5.25% 4/1/09 (FSA Insured)	2,195	2,249
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10105, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,110	4,110
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.8%, LOC Regions Bank of Alabama, VRDN (b)	2,625	2,625
Huntsville Health Care Auth. Series 2005 A, 1.43%, LOC Regions Bank of Alabama, VRDN (b)	100	100
		27,749
Alaska - 1.1%
Alaska Hsg. Fin. Corp. Participating VRDN Series PZ 126, 1.65% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,195	6,195
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	7,400	7,425
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 1.65%, VRDN (b)	21,000	21,000
Series 1994 B, 2%, VRDN (b)	4,100	4,100
		38,720
Arizona - 2.6%
Arizona Ctfs. of Prtn. Participating VRDN Series LB 08 P30W, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,290	8,290
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, 1.6%, LOC Bank of America NA, VRDN (b)	4,380	4,380
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 1.6%, LOC LaSalle Bank NA, VRDN (b)	4,150	4,150
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	6,539	6,539
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R 8097, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,990	2,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 1.63% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,825	$ 3,825
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11032, 1.65% (Liquidity Facility Citibank NA) (b)(d)	10,860	10,860
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(d)	7,805	7,805
Phoenix Civic Impt. Corp. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 674, 1.68% (Liquidity Facility Citibank NA) (b)(d)	4,120	4,120
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 1.69% (Liquidity Facility Citibank NA) (b)(d)	7,900	7,900
Series MS 1122, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	11,900	11,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series C, 6.5% 1/1/09	2,200	2,261
Participating VRDN:
Series BBT 08 09, 1.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	6,000	6,000
Series MS 04 1227, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	2,100	2,100
Series ROC II R 12029, 1.61% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,310	7,310
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series ROC II R 11258, 1.62% (Liquidity Facility Citibank NA) (b)(d)	990	990
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.55%, LOC Bank of America NA, VRDN (b)	3,500	3,500
		94,920
California - 1.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 G3, 2.15% (AMBAC Insured), VRDN (b)	6,600	6,600
California Gen. Oblig.:
RAN 4% 6/30/08	40,000	40,020
2.1% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Participating VRDN Series Merlots 08 D105, 1.66% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 4,000	$ 4,000
Los Angeles Unified School District Participating VRDN Series BA 08 1069, 1.63% (Liquidity Facility Bank of America NA) (b)(d)	5,410	5,410
		62,930
Colorado - 2.4%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 2.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,150	1,150
Colorado Ed. Ln. Prog. TRAN:
3.5% 8/5/08	7,800	7,808
4% 8/5/08	3,500	3,504
4.25% 8/5/08	3,900	3,903
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.):
Series B3, 1.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,600	2,600
Series B6, 1.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,000	3,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 1.64% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	29,700	29,700
Series EGL 07 0037, 1.64% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	16,830	16,830
Series MS 01 679, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	6,300	6,300
Denver City & County Arpt. Rev. Participating VRDN Series MS 08 2365, 1.72% (Liquidity Facility Morgan Stanley) (b)(d)	4,500	4,500
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 1.54% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,450	3,450
Univ. of Colorado Hosp. Auth. Rev. Series A, 1.51% (FSA Insured), VRDN (b)	3,400	3,400
		86,145
Connecticut - 1.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 2.05% tender 7/10/08, CP mode	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series AAB 05 59, 1.64% (Liquidity Facility Bank of America NA) (b)(d)	$ 4,000	$ 4,000
Series EGL 7 05 3031, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,500	13,500
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series 2003 1, 2.38% (AMBAC Insured), VRDN (b)	19,375	19,375
Series 2003 2, 2.38% (AMBAC Insured), VRDN (b)	5,900	5,900
		45,275
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Series 2003 D1, 1.51% (FSA Insured), VRDN (b)	7,675	7,675
Series 2008 A, 1.55%, LOC Allied Irish Banks PLC, VRDN (b)	4,285	4,285
Series B, 1.63% (FSA Insured), VRDN (b)	4,605	4,605
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 1.67% tender 7/10/08, LOC JPMorgan Chase Bank, CP mode	1,500	1,500
(Ctr. For Strategic & Int'l. Studies Proj.) 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,730	6,730
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 1.4%, LOC Wachovia Bank NA, VRDN (b)	7,600	7,600
(The Phillips Collection Issue Proj.) Series 2003, 1.55%, LOC Bank of America NA, VRDN (b)	5,400	5,400
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 1.75%, LOC Bank of America NA, VRDN (b)	7,400	7,400
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN Series Putters 2838, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,000	8,000
		53,195
Florida - 7.3%
Broward County School Board Ctfs. of Prtn. 1.55% (FSA Insured), VRDN (b)	9,645	9,645
Charlotte County Util. Sys. Rev. Series 2003 B, 1.55% (FSA Insured), VRDN (b)	8,115	8,115
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (b)	3,300	3,300
Florida Board of Ed. Bonds Series B, 5% 1/1/09	4,000	4,069
Florida Board of Ed. Lottery Rev. Participating VRDN Series Putters 222, 1.62% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EC 1150, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,800	$ 2,800
Series ROC II R 817, 1.65% (Liquidity Facility Citibank NA) (b)(d)	1,000	1,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.64% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,140	3,140
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,300	6,300
Hialeah Gardens Health Facilities Rev. Participating VRDN Series PA 1523, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,500	4,500
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series C, 1.65%, VRDN (b)	5,000	5,000
Hillsborough County Indl. Dev. Participating VRDN Series ROC II R 643, 1.66% (Liquidity Facility Citibank NA) (b)(d)	3,335	3,335
Indian River County Hosp. District Hosp. Rev. Bonds (Indian River Memorial Hosp. Proj.) Series 1990, 1.5% tender 6/4/08, LOC Wachovia Bank NA, CP mode	1,800	1,800
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	5,025	5,025
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.8%, VRDN (b)	1,000	1,000
Miami-Dade County Aviation Rev. Series 2005 B, 1.85% 6/30/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	4,580	4,580
Miami-Dade County School District RAN 2.5% 1/30/09	15,700	15,762
Miami-Dade County Wtr. & Swr. Rev. 1.62% (FSA Insured), VRDN (b)	4,200	4,200
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 1.6%, LOC Bank of America NA, VRDN (b)	2,100	2,100
Orlando & Orange County Expressway Auth. Rev.:
Participating VRDN Series Putters 1345, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,550	5,550
Series 2003 C1, 1.55% (FSA Insured), VRDN (b)	7,500	7,500
Series 2003 C3, 1.5% (FSA Insured), VRDN (b)	6,925	6,925
Series 2003 C4, 1.55% (FSA Insured), VRDN (b)	6,145	6,145
Series 2003 D, 1.55% (FSA Insured), VRDN (b)	12,415	12,415
Series 2008 B1, 1.45%, LOC Bank of America NA, VRDN (b)	10,100	10,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Benjamin Private School Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	$ 15,000	$ 15,000
(Hanley Ctr., Inc. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Palm Beach County School District 1.8% 6/5/08, LOC Bank of America NA, CP	9,200	9,200
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,835	1,835
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 12178, 1.66% (Liquidity Facility Bank of New York, New York) (b)(d)	6,270	6,270
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	13,565	13,565
Sunshine State Govt. Fing. Commission Rev. Series H:
1.8% 8/7/08, CP	5,000	5,000
1.9% 8/13/08, CP	13,700	13,700
2% 8/13/08, CP	4,590	4,590
Univ. of South Florida Foundation, Inc. Ctfs. of Prtn. Series 2003 A, 1.59%, LOC SunTrust Banks, Inc., VRDN (b)	6,050	6,050
Volusia County School Board Ctfs. of Prtn. Participating VRDN:
Series BA 07 1035, 1.66% (Liquidity Facility Bank of America NA) (b)(d)	9,000	9,000
Series ROC II R 4089, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	27,295	27,295
		263,311
Georgia - 3.4%
Atlanta Arpt. Rev.:
Series 2003 RFC1, 3.25% (MBIA Insured), VRDN (b)	3,700	3,700
Series 2003 RFC3, 3.25% (MBIA Insured), VRDN (b)	4,300	4,300
Atlanta Tax Allocation (Westside Proj.) Series A, 1.6%, LOC Wachovia Bank NA, VRDN (b)	6,940	6,940
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) 1.55%, LOC Freddie Mac, VRDN (b)	4,975	4,975
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.7%, LOC SunTrust Banks, Inc., VRDN (b)	14,950	14,950
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	4,500	4,500
Fulton County School District TAN 3% 12/31/08	6,900	6,930
Fulton County Wtr. & Swr. Rev. Participating VRDN Series MS 1120, 1.72% (Liquidity Facility Morgan Stanley) (b)(d)	8,545	8,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 1.63% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,885	$ 9,885
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series BA 08 1061, 1.66% (Liquidity Facility Bank of America NA) (b)(d)	12,400	12,400
Muni. Elec. Auth. of Georgia:
Series 1985 B, 1.65%, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,200	4,200
Series 1994 B, 1.65% (FSA Insured), VRDN (b)	2,250	2,250
Series 1994 D, 1.55% (FSA Insured), VRDN (b)	6,600	6,600
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 7/1/08 (b)	20,800	20,798
Richmond County Participating VRDN Series LB 06 50, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,830	10,830
		121,803
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 1.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,000	8,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 1.68% (Liquidity Facility Deutsche Postbank AG) (b)(d)	2,590	2,590
		10,590
Illinois - 9.7%
Chicago Board of Ed.:
Participating VRDN Series PT 3624, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,235	9,235
Series 2000 B, 1.55% (FSA Insured), VRDN (b)	8,145	8,145
Series 2000 C, 1.55% (FSA Insured), VRDN (b)	12,800	12,800
Series 2000 D, 1.55% (FSA Insured), VRDN (b)	3,665	3,665
Series 2004 C2, 1.55% (FSA Insured), VRDN (b)	7,800	7,800
Chicago Gen. Oblig.:
Participating VRDN Series Putters 1050, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,055	3,055
Series F, 1.62% (MBIA Insured), VRDN (b)	10,000	10,000
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Putters 2500, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,025	3,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R 605 PB, 1.65% (Liquidity Facility Deutsche Postbank AG) (b)(d)	$ 5,100	$ 5,100
Chicago Wastewtr. Transmission Rev. Series 2004 A, 2.58% (MBIA Insured), VRDN (b)	7,400	7,400
Chicago Wtr. Rev.:
Participating VRDN Series Merlots 00 TT, 1.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,600	4,600
Series A, 2% (MBIA Insured), VRDN (b)	17,500	17,500
Cmnty. College District # 540 Participating VRDN Series DB 555, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	1,625	1,625
Cook County Gen. Oblig.:
Bonds Series B, 5% 11/15/08 (MBIA Insured)	1,000	1,009
Participating VRDN:
Series Putters 1269, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,670	2,670
Series ROC II R 10163, 1.73% (Liquidity Facility Citibank NA) (b)(d)	16,015	16,015
Series 2004 E, 1.63% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	30,975	30,975
Illinois Dev. Fin. Auth. Multi-family Hsg. Rev. (Orleans-Illinois Proj.) Series 1992, 1.63% (FSA Insured), VRDN (b)	6,350	6,350
Illinois Dev. Fin. Auth. Rev.:
Bonds (DePaul Univ. Proj.) Series 2004 C, 5.25% 10/1/08	1,000	1,006
(Evanston Northwestern Health Care Corp. Proj.) Series 2001 A, 1.6%, VRDN (b)	3,200	3,200
(Lyric Opera of Chicago Proj.) 1.6%, LOC JPMorgan Chase Bank, LOC Harris NA, VRDN (b)	8,600	8,600
Illinois Edl. Facilities Auth. Revs. Bonds (Univ. of Chicago Proj.) Series B1, 3.45%, tender 7/1/08 (b)	1,010	1,011
Illinois Fin. Auth. Rev.:
Bonds:
(Advocate Health Care Proj.) Series 2008 A1, 1.9%, tender 1/15/09 (b)	5,685	5,685
(Resurrection Health Care Sys. Proj.) Series 1999 B, 4% 5/15/09 (FSA Insured)	4,300	4,380
Participating VRDN Series ROC II R 6015, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,920	4,920
(Alexian Brothers Health Sys. Proj.) Series 2004, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,100	9,100
(Clare Oaks Proj.) Series C, 1.64%, LOC Banco Santander SA, VRDN (b)	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Bonds:
Series 2003 A, 5% 10/1/08	$ 3,790	$ 3,809
Series 2006, 5% 1/1/09	5,000	5,088
Participating VRDN:
Series Floaters 01 534, 2.12% (Liquidity Facility Morgan Stanley) (b)(d)	10,180	10,180
Series Putters 660, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495	1,495
Series ROC II R 12020, 1.66% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series 2003 B, 1.66% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	22,770	22,770
Illinois Health Facilities Auth. Rev. (Blessing Hosp. Proj.) Series 1999 B, 1.55% (FSA Insured), VRDN (b)	1,000	1,000
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 1.66% (Liquidity Facility Bank of America NA) (b)(d)	7,045	7,045
Series GS 06 40TP, 1.63% (Liquidity Facility Wells Fargo & Co.) (b)(d)	9,520	9,520
Series Merlots 01 A48, 1.78% (Liquidity Facility Bank of New York, New York) (b)(d)	8,830	8,830
Series ROC II R 642, 1.65% (Liquidity Facility Citibank NA) (b)(d)	9,200	9,200
Series B, 1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	3,230	3,230
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Participating VRDN Series ROC II R 10082, 1.65% (Liquidity Facility Citibank NA) (b)(d)	13,545	13,545
Lake County Cmnty. High School District Participating VRDN Series PT 3383, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,710	9,710
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 1.6%, LOC Fannie Mae, VRDN (b)	7,180	7,180
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series MS 08 2604, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	8,260	8,260
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series Putters 269, 1.77% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,160	4,160
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 1.67% (Liquidity Facility Bank of New York, New York) (b)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 2005 B, 1.51% (FSA Insured), VRDN (b)	$ 2,390	$ 2,390
Will County Cmnty. High School District #210 Participating VRDN Series DB 475, 1.65% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,030	5,030
Will County School District #122 Participating VRDN Series PZ 48, 1.64% (Liquidity Facility BNP Paribas SA) (b)(d)	3,600	3,600
		350,893
Indiana - 1.6%
Baugo School Bldg. Corp. Participating VRDN Series PT 3109, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,485	5,485
Dyer Redev. Auth. Econ. Dev. Lease Rental Participating VRDN Series DBE 573, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	1,500	1,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	4,300	4,300
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 1.6%, LOC Harris NA, VRDN (b)	21,000	21,000
Indiana Univ. Student Fee Revs. Participating VRDN:
Series 2494, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,490	1,490
Series Merlots 08 D64, 1.73% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,120	5,120
Indianapolis Local Pub. Impt. Bond Bank Series F1, 2.25% (MBIA Insured), VRDN (b)	7,160	7,160
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 3895, 1.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	5,640	5,640
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series Merlots 07 D73, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,675	7,675
		59,370
Iowa - 0.2%
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	6,300	6,303
Kansas - 0.9%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.) Series 1985 C1, 1.65% tender 7/2/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 C2, 1.65% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	$ 11,575	$ 11,575
Series 2002 C3, 1.65% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (b)	2,300	2,300
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	800	800
Series III, 2.34% 4/1/09	7,285	7,285
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series ROC II R 12036, 1.67% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,730	4,730
		31,690
Kentucky - 1.8%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 2.08%, tender 10/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	5,800	5,800
Kentucky Asset/Liability Commission Road Fund Bonds First Series 2007 A, 1.63% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	25,000	25,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2003 B, 1.51% (FSA Insured), VRDN (b)	15,305	15,305
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.71% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,550	3,550
Series 1984 B2, 1.71% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	15,480	15,480
		65,135
Louisiana - 0.8%
Jefferson Sales Tax District Spl. Sales Tax Rev. Participating VRDN:
Series DBE 576, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	1,265	1,265
Series DBE 577, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	1,285	1,285
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 1.6% (FSA Insured), VRDN (b)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.7% tender 7/2/08, CP mode	$ 8,200	$ 8,200
(Dow Chemical Co. Proj.) Series 1994 B, 1.4%, VRDN (b)	10,300	10,300
		29,350
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 1.82% (Liquidity Facility Bank of New York, New York) (b)(d)	6,493	6,493
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 1.62% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,065	7,065
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,950	1,950
		15,508
Maryland - 1.7%
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.05% tender 8/5/08, LOC Wachovia Bank NA, CP mode	15,500	15,500
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.6%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	180	180
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Mid Atlantic Proj.) Series A, 1.6%, LOC LaSalle Bank NA, VRDN (b)	3,200	3,200
(Mercy Med. Ctr. Proj.) Series 2007 C, 1.5%, LOC Bank of America NA, VRDN (b)	3,000	3,000
(Villa Julie College, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 1.65% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Montgomery County Gen. Oblig. Series 2002, 0.9% 6/12/08, CP	22,000	21,991
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series A, 5% 4/1/09	1,625	1,670
		62,641
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.8%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 E, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 10,500	$ 10,500
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Series B, 2.85% (AMBAC Insured), VRDN (b)	19,300	19,300
		29,800
Michigan - 4.6%
Detroit Swr. Disp. Rev.:
Participating VRDN Series GS 06 100 TP, 1.63% (Liquidity Facility DEPFA BANK PLC) (b)(d)	1,758	1,758
Series 2001 C1, 1.65% (FSA Insured), VRDN (b)	15,820	15,820
Detroit Wtr. Supply Sys. Rev. Series B, 1.63% (FSA Insured), VRDN (b)	5,650	5,650
Holt Pub. Schools 1.65% (Michigan Gen. Oblig. Guaranteed), VRDN (b)	12,320	12,320
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 1.53%, LOC RBS Citizens NA, VRDN (b)	20,000	20,000
Series 2008 B3, 1.53% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	23,000	23,000
Michigan Gen. Oblig. RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	24,400	24,484
Michigan Hosp. Fin. Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2008 B5, 1.45%, VRDN (b)	20,000	20,000
Michigan Muni. Bond Auth. Rev. RAN Series B2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	8,400	8,415
Michigan State Univ. Revs. Series 2000 A, 1.66% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	5,850	5,850
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 1.87%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	8,940	8,940
Portage Pub. Schools Participating VRDN Series LB 08 P14W, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,415	11,415
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 1.67%, LOC KBC Bank NV, VRDN (b)	4,400	4,400
		167,732
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.6%
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	$ 17,800	$ 17,800
Series ROC II R 11323, 1.6% (Liquidity Facility Citibank NA) (b)(d)	2,695	2,695
Univ. of Minnesota Series 1999 A, 1.66% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,600	2,600
		23,095
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	6,255	6,255
Mississippi Gen. Oblig. Participating VRDN Series ROC II R 10152, 1.73% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,735	3,735
		9,990
Missouri - 2.3%
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 1.53%, LOC Bank of America NA, VRDN (b)	19,565	19,565
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 1.7% (MBIA Insured), VRDN (b)	7,100	7,100
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 2657, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,635	4,635
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series A1, 1.5%, LOC Bank of America NA, VRDN (b)	15,500	15,500
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	3,800	3,800
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 1.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	21,000	21,000
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. Participating VRDN Series DBE 521, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,245	6,245
Missouri Reg'l. Convention & Sports Complex Auth. Rev. Bonds Series A-1, 5% 8/15/08	4,610	4,622
		82,467
Nebraska - 0.4%
Lincoln Elec. Sys. Rev. Series 2005, 2.25% 6/5/08, CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev.:
Bonds Series MS 06 2081, 1.67%, tender 6/5/08 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	$ 4,975	$ 4,975
Participating VRDN Series ROC II R 12132, 1.67% (Liquidity Facility Bank of New York, New York) (b)(d)	2,470	2,470
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 1.6% (Liquidity Facility Citibank NA) (b)(d)	2,365	2,365
		12,810
Nevada - 0.7%
Clark County Fuel Tax:
Participating VRDN Series Putters 2113, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,585	9,585
Series 2008 B, 2.15% 8/6/08, LOC BNP Paribas SA, CP	8,000	8,000
Clark County School District Participating VRDN Series PZ 165, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,865	8,865
		26,450
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 2.2% tender 7/10/08, CP mode	10,000	10,000
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2008 V3, 1.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	7,800	7,800
Series 2008 V4, 1.52%, LOC Bank of America NA, VRDN (b)	10,400	10,400
New Jersey Trans. Trust Fund Auth. Participating VRDN Series DB 452, 1.64% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,600	2,600
		20,800
New York - 1.4%
Nassau County Interim Fin. Auth. Series 2008 C, 1.42% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,900	10,900
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 1.52%, LOC Fannie Mae, VRDN (b)	10,000	10,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2540, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,940	1,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs. (Mental Health Svcs. Facilities Impt. Proj.) Series 2003 F2C, 1.51% (FSA Insured), VRDN (b)	$ 5,680	$ 5,680
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 12094, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	23,360	23,360
		51,880
North Carolina - 4.6%
Charlotte Gen. Oblig. Series 2007, 1.52% (Liquidity Facility KBC Bank NV), VRDN (b)	23,465	23,465
Charlotte Wtr. & Swr. Sys. Rev. Series B, 1.58% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	12,070	12,070
Fayetteville Pub. Works Commission:
1.51% (FSA Insured), VRDN (b)	6,190	6,190
1.51% (FSA Insured), VRDN (b)	12,800	12,800
Mecklenburg County Gen. Oblig. Series 2006 A, 1.58% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	16,425	16,425
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 12 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(d)	12,000	12,000
Series EGL 7050060 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(d)	15,600	15,600
(Elon Univ. Proj.) Series 2006, 1.6%, LOC Bank of America NA, VRDN (b)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.61%, LOC Wachovia Bank NA, VRDN (b)	2,450	2,450
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 1.63%, LOC Bank of America NA, VRDN (b)	1,140	1,140
North Carolina Gen. Oblig.:
Bonds 5% 3/1/09	1,750	1,795
Series 2002 E, 1.55% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	4,300	4,300
North Carolina Grant Anticipation Rev. Bonds 5% 3/1/09	22,805	23,382
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 2233, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,630	4,630
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 1.59% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	$ 2,500	$ 2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	7,795	7,795
Wake County Gen. Oblig. Series 2007 B, 1.57% (Liquidity Facility Bank of America NA), VRDN (b)	5,400	5,400
		165,842
Ohio - 1.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 1.6%, LOC Wachovia Bank NA, VRDN (b)	5,400	5,400
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,360	4,360
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,115	5,115
Delaware Gen. Oblig. BAN 2.5% 5/5/09	5,345	5,382
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 1.67%, LOC JPMorgan Chase Bank, VRDN (b)	7,730	7,730
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 A, 1.53%, LOC U.S. Bank NA, Minnesota, VRDN (b)	295	295
Geauga County Rev. (South Franklin Circle Proj.) Series 2007B, 1.33%, LOC KeyBank NA, VRDN (b)	6,500	6,500
Hamilton County Sales Tax Rev. Participating VRDN Series MS 2706, 1.72% (Liquidity Facility Morgan Stanley) (b)(d)	4,310	4,310
Miamisburg City School District BAN 2.5% 11/13/08	5,800	5,818
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 1.45%, LOC Allied Irish Banks PLC, VRDN (b)	6,000	6,000
Reynoldsburg City School District BAN (School Facilities Construction & Impt. Proj.) 2.5% 9/30/08	2,600	2,605
		53,515
Oregon - 0.8%
Oregon Dept. Administrative Services Bonds 5% 9/1/08 (FSA Insured)	2,125	2,142
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	5,400	5,404
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 1.5%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	$ 6,880	$ 6,880
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	10,800	10,800
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.62% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,410	5,410
		30,636
Pennsylvania - 6.7%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.55%, VRDN (b)	5,400	5,400
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 1.6%, LOC Banco Santander SA, VRDN (b)	2,600	2,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 1.75%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800	3,800
Dallastown Area School District York County 1.62% (FSA Insured), VRDN (b)	4,800	4,800
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 1.68% (Liquidity Facility Bank of New York, New York) (b)(d)	45,285	45,285
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 1.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Erie Wtr. Auth. Rev. Series 2006 A, 1.55% (FSA Insured), VRDN (b)	5,920	5,920
Lehigh County Gen. Purp. Auth. (Lehigh Valley Health Network Proj.) Series A, 1.65% (FSA Insured), VRDN (b)	5,200	5,200
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.68%, LOC Bank of New York, New York, VRDN (b)	4,400	4,400
Manheim Central School District 1.62% (FSA Insured), VRDN (b)	2,500	2,500
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 2% tender 8/13/08, LOC BNP Paribas SA, CP mode	13,100	13,100
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 1382, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,595	3,595
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series ROC II R 11268, 1.65% (Liquidity Facility Citibank NA) (b)(d)	$ 7,825	$ 7,825
Pennsylvania Tpk. Commission Registration Fee Rev. Series C, 1.55% (FSA Insured), VRDN (b)	6,180	6,180
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 B, 2.5% (AMBAC Insured), VRDN (b)	8,500	8,500
Series 2008 B1, 1.6%, LOC Bank of America NA, VRDN (b)	14,700	14,700
Series 2008 B3, 1.6%, LOC Bank of America NA, VRDN (b)	15,000	15,000
Philadelphia Gas Works Rev.:
Bonds Series A, 5.5% 7/1/08 (FSA Insured)	2,500	2,504
Participating VRDN Series MS 06 1312, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)	5,400	5,400
Sixth Series, 1.55% (FSA Insured), VRDN (b)	4,250	4,250
Philadelphia Gen. Oblig. Series 2007 B, 1.62% (FSA Insured), VRDN (b)	31,000	31,000
Philadelphia School District:
Series 2008 A1, 1.55%, LOC Bank of America NA, VRDN (b)	6,200	6,200
Series 2008 A3, 1.55%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Series 2008 B4, 1.56%, LOC Wachovia Bank NA, VRDN (b)	20,000	20,000
Philadelphia Wtr. & Wastewtr. Rev. 1.51% (FSA Insured), VRDN (b)	2,900	2,900
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 1.9%, VRDN (b)	1,200	1,200
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 1.62%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,200	5,200
		240,859
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series DCL 08 7, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	2,205	2,205
Series Putters 2554, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,275	6,275
		8,480
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 1.6%, LOC Bank of America NA, VRDN (b)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.4%
Chesterfield County School District Participating VRDN Series PT 02 1453, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,355	$ 6,355
Spartan County School District #1 Bonds Series Solar 06 152, 3.65%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	10,630	10,630
Greenville County School District Installment Purp. Rev. Participating VRDN Series PA 1367, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.43%, VRDN (b)	3,700	3,700
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Caflin Univ. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	3,750	3,750
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Piedmont Foundation Proj.)1.6%, LOC Bank of America NA, VRDN (b)	3,800	3,800
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 12034, 1.67% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,660	7,660
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 8/1/08, CP mode	5,000	5,000
		50,895
Tennessee - 2.3%
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.55%, LOC Bank of America NA, VRDN (b)	9,840	9,840
Jackson Energy Auth. Gas Sys. Rev. 1.55% (FSA Insured), VRDN (b)	3,610	3,610
Jackson Energy Auth. Wastewtr. Sys. Rev. 1.55% (FSA Insured), VRDN (b)	5,165	5,165
Jackson Energy Auth. Wtr. Sys. Rev. 1.55% (FSA Insured), VRDN (b)	14,845	14,845
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R 2072, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,075	2,075
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.55%, LOC Bank of America NA, VRDN (b)	8,410	8,410
Shelby County Gen. Oblig. Series 2004 B, 1.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	35,865	35,865
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 06 F6, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,300	3,300
		83,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 16.1%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.67% (Liquidity Facility Societe Generale) (b)(d)	$ 9,680	$ 9,680
Austin Util. Sys. Rev. Series A:
1.4% 6/4/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,970	2,970
2.15% 7/16/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,240	7,240
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 1.4%, VRDN (b)	8,400	8,400
Brownsville Util. Sys. Rev.:
Participating VRDN Series DBE 533, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	1,900	1,900
Series A, 1.65% 6/3/08, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Comal Independent School District Participating VRDN Series Solar 06 36, 1.65% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	13,290	13,290
Corpus Christi Util. Sys. Rev. Participating VRDN Series DB 540, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,860	2,860
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 2.15% 6/23/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,000	5,000
Dallas Gen. Oblig. Bonds 5% 2/15/09 (MBIA Insured)	1,265	1,291
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,560	6,560
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.67% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
El Paso Independent School District Participating VRDN Series PT 4220, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,740	8,740
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 1.67% (Liquidity Facility Societe Generale) (b)(d)	4,500	4,500
Fort Bend Independent School District Participating VRDN Series PZ 124, 1.64% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,020	10,020
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,420	9,420
Harris County Gen. Oblig. Participating VRDN:
Series Putters 1111Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,845	3,845
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series Putters 1172Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 3,495	$ 3,495
Series Putters 586, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,530	7,530
Series ROC II R 12191, 1.63% (Liquidity Facility Bank of New York, New York) (b)(d)	16,255	16,255
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,420	3,420
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 1.78% (Liquidity Facility Bank of New York, New York) (b)(d)	12,475	12,475
Series ROC II R 12046, 1.66% (Liquidity Facility Citibank NA) (b)(d)	13,200	13,200
Houston Gen. Oblig. Series E2, 1.7% 10/6/08 (Liquidity Facility Landesbank Baden-Wuert), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 10144, 1.61% (Liquidity Facility Citibank NA) (b)(d)	8,520	8,520
Houston Independent School District Participating VRDN:
Series Merlots 08 C29, 1.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,500	6,500
Series PT 3161, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,970	7,970
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 2493, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,650	1,650
Series ROC II R 10282, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,900	9,900
Series 2004 A:
1.6% 7/8/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	6,500	6,500
2.25% 7/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	4,800	4,800
Series B3, 1.55%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	10,500	10,500
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series GS 06 37TPZ, 1.63% (Liquidity Facility Wells Fargo & Co.) (b)(d)	13,460	13,460
Humble Independent School District Participating VRDN Series Putters 2349, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,395	4,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Judson Independent School District Participating VRDN Series MS 06 1859, 1.67% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 3,940	$ 3,940
Klein Independent School District Participating VRDN:
Series PT 3371, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Series PZ 180, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,740	2,740
Lovejoy Independent School District Participating VRDN Series DB 514, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,000	3,000
Midlothian Independent School District Participating VRDN Series PT 2179, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,310	5,310
North East Independent School District Participating VRDN Series PT 3958, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	935	935
North East Texas Independent School District Participating VRDN Series Putters 2355, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,295	5,295
North Harris Montgomery Cmnty. College District Rev. Participating VRDN Series Putters 1091 B, 1.77% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,910	5,910
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 1.68% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,465	8,465
Northside Independent School District:
Bonds Series A, 3.75%, tender 8/1/08 (Permanent School Fund of Texas Guaranteed) (b)	4,000	4,000
Participating VRDN Series PT 2329, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,535	4,535
Pearland Independent School District Participating VRDN Series PA 1449, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,330	1,330
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 1.62% (Liquidity Facility Wells Fargo & Co.) (b)(d)	2,920	2,920
Port Arthur Independent School District Participating VRDN Series Putters 2579, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,510	3,510
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.64% (Liquidity Facility Societe Generale) (b)(d)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series Merlots 01 A10, 1.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,995	3,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 3011, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 7,190	$ 7,190
Series A, 1.63% 10/7/08, CP	10,000	10,000
Series 2003, 1.66% (Liquidity Facility Bank of America NA), VRDN (b)	5,000	5,000
San Antonio Independent School District Participating VRDN Series EGL 01 4311, 1.61% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
San Antonio Wtr. Sys. Rev.:
Series 2001 A, 1.65% 7/7/08 (Liquidity Facility Bank of America NA), CP	10,000	10,000
Series 2003 A, 2.1% (MBIA Insured), VRDN (b)	2,545	2,545
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series MS 06 1759, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	15,445	15,445
Temple Independent School District Participating VRDN Series DB 560, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	1,395	1,395
Texas Gen. Oblig.:
Bonds 5.5% 10/1/08	3,000	3,037
Participating VRDN:
Series EGL 06 126, Class A, 1.61% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series Putters 2490, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,850	1,850
Series Putters 2491, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,525	1,525
Series Putters 2568, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,800	2,800
Series ROC II R 3077, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,595	3,595
TRAN 4.5% 8/28/08	125,800	126,042
Texas Pub. Fin. Auth. Series 2002 A, 1.95% 8/7/08 (Liquidity Facility Texas Gen. Oblig.), CP	2,000	2,000
Texas Pub. Fin. Auth. Rev.:
Series 2003, 2.05% 8/12/08, CP	2,000	2,000
Series 2008, 1.9% 8/12/08, CP	4,200	4,200
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	2,000	2,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series BBT 08 23, 1.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	6,980	6,980
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 1.67% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ROC II R 11077, 1.6% (Liquidity Facility Citibank NA) (b)(d)	$ 6,495	$ 6,495
Univ. of Texas Permanent Univ. Fund Rev. Bonds Series A, 2.5%, tender 7/2/08 (b)	23,600	23,621
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 1.77% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,945	5,945
		580,831
Utah - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B3:
2.13% 6/6/08 (Liquidity Facility Bank of Nova Scotia), CP	14,000	14,000
2.3% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	1,000	1,000
Series 1998 B4, 2.3% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 1.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	5,755	5,755
Series DCL 021, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,115	7,115
		30,870
Virginia - 1.9%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.63% (FSA Insured), VRDN (b)	1,075	1,075
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (b)	5,185	5,185
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 1.55% (Assured Guaranty Corp. Insured), VRDN (b)	19,928	19,928
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
2.1% tender 6/13/08, CP mode	3,700	3,700
2.35% tender 6/11/08, CP mode	4,000	4,000
Suffolk Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 10245, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	13,300	13,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.62% (Liquidity Facility Morgan Stanley) (b)(d)	9,700	9,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN: - continued
Series PZ 161, 1.65% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 3,860	$ 3,860
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 1.6% (Liquidity Facility Citibank NA) (b)(d)	1,800	1,800
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 1.62% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,720	4,720
		67,268
Washington - 5.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2482, 1.67% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	4,230	4,230
Energy Northwest Elec. Rev.:
Participating VRDN:
Series PT 615, 1.64% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	16,255	16,255
Series PT 778, 1.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,000	2,000
Series PT 982, 1.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,380	6,380
Series Putters 248, 1.77% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,535	3,535
(#3 Proj.) Series 2003 D31, 1.51% (FSA Insured), VRDN (b)	10,875	10,875
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R 2173, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,645	2,645
King County Pub. Hosp. District #2 Participating VRDN Series ROC II R 6036, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,940	3,940
King County Swr. Rev.:
Participating VRDN Series ROC II R 10279, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,580	12,580
Series A:
1.65% 10/7/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	15,000	15,000
2.15% 6/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,300	5,300
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.67% (Liquidity Facility Societe Generale) (b)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series PT 2476, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,175	$ 5,175
Series ROC II R 2055, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,525	6,525
Snohomish County Pub. Util. District #1:
Series 2002 A1, 1.51% (FSA Insured), VRDN (b)	3,900	3,900
Series 2002 A2, 1.51% (FSA Insured), VRDN (b)	8,500	8,500
Washington Gen. Oblig.:
Bonds Series C, 5% 7/1/08	6,685	6,706
Participating VRDN:
Series EGL 98 4703, 1.61% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Series GS 06 7T, 1.65% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,940	10,940
Series MACN 04 D, 1.66% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series Merlots 08 C28, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,655	2,655
Series MS 1161, 2.12% (Liquidity Facility Morgan Stanley) (b)(d)	6,225	6,225
Series PT 3293, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,460	2,460
Series Putters 1312, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,470	4,470
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.6%, LOC Bank of America NA, VRDN (b)	1,700	1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds 0% 7/1/08 (Bonneville Pwr. Administration Guaranteed)	7,000	6,982
Washington State Univ. Hsg. and Dining Sys. Rev. Participating VRDN:
Series Putters 2889, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,145	8,145
Series ROC II R 595PB, 1.68% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,080	8,080
		185,818
Wisconsin - 3.2%
Madison Gen. Oblig. Bonds Series 2007 A, 5% 10/1/08	4,485	4,527
Milwaukee Gen. Oblig.:
Bonds Series 2007 N4, 5% 2/15/09	5,000	5,109
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig.: - continued
RAN:
Series 2007 M6, 4.5% 9/4/08	$ 17,300	$ 17,337
Series 2008 R5, 3% 12/15/08	6,500	6,540
Univ. of Wisconsin Hosp. & Clinics Auth.:
Participating VRDN Series Merlots 00 RR, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,830	5,830
Series 2005,1.62% (FSA Insured), VRDN (b)	15,240	15,240
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 1.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,815	7,815
Wisconsin Ctr. District Tax Rev. Series 2001 A, 1.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,300	7,300
Wisconsin Gen. Oblig.:
Series 2008, 1.7% 8/6/08, CP	3,100	3,100
TRAN 4.5% 6/16/08	17,700	17,705
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Attic Angel Obligated Group Proj.) 1.64%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	6,895	6,895
(Aurora Health Care, Inc. Sys. Proj.) Series B, 1.45%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	3,440	3,440
(Gundersen Lutheran Clinic Proj.) Series 2003 C, 1.65% (FSA Insured), VRDN (b)	9,000	9,000
Wisconsin Trans. Rev. Series 1997 A:
1.95% 8/12/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,884	2,884
2.83% 6/25/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
		114,222
	Shares
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 1.42% (a)(c)	89,818,900	89,819
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $3,580,717)		3,580,717
NET OTHER ASSETS - 0.7%		26,515
NET ASSETS - 100%		$ 3,607,232
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,935,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 3895, 1.63% (Liquidity Facility Dexia Cr. Local de France)	2/15/07	$ 5,640
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 6,255
Nebraska Pub. Pwr. District Rev. Bonds Series MS 06 2081, 1.67%, tender 6/5/08 (Liquidity Facility Wells Fargo & Co.)	10/3/07	$ 4,975
North East Independent School District Participating VRDN Series PT 3958, 1.62% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 935
Security	Acquisition Date	Cost (000s)
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 2,500
Spartanburg County School District #1 Bonds Series Solar 06 152, 3.65%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	3/27/07 - 9/14/07	$ 10,630
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,793
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,580,717,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008